UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	December 31, 2021

WESTERN ASSET

CORE BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 20% of the average duration of the domestic bond market as a whole as estimated by the Fund’s subadviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Core Bond Fund for the twelve-month reporting period ended December 31, 2021. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

January 31, 2022

II	Western Asset Core Bond Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified below. The Fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets, including the amount of borrowing for investment purposes, if any, in debt and fixed income securities. Although the Fund may invest in debt and fixed income securities of any maturity, under normal market conditions, the target dollar-weighted average effective duration for the Fund is expected to range within 20% of the average duration of the domestic bond market as a whole as estimated by Western Asset Management Company, LLC (“Western Asset”), the Fund’s subadviser.

The Fund presently intends to limit its investments to U.S. dollar-denominated securities and currently anticipates that it will generally only purchase debt securities that are rated in the Baa or BBB categories or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or unrated securities that we determined to be of comparable quality at the time of purchase. These securities are known as “investment grade securities.” The Fund may invest up to 25% of its total assets in the securities of non-U.S. issuers. The Fund may invest a substantial portion of its assets in mortgage-backed and asset-backed securities.

The Fund may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options and swaps. In particular, the Fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps) and futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. Other instruments may also be used to a significant extent from time to time.

At Western Asset, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets experienced periods of volatility and, overall, declined over the twelve-month reporting period ended December 31, 2021. Volatility was driven by a number of factors, including the repercussions from the COVID-19 pandemic, rebounding global growth, sharply rising inflation, fluctuating interest rates, and expectations for less accommodative central bank monetary policy. Most spread sectors (non-Treasuries)

Western Asset Core Bond Fund 2021 Annual Report	1

Fund overview (cont’d)

outperformed similar duration Treasuries, as many investors looked to generate incremental yield in the relatively low interest rate environment.

Short-term U.S. Treasury yields moved sharply higher as the Federal Reserve Board (the “Fed”) telegraphed that it was poised to begin raising interest rates in 2022. The yield for the two-year Treasury note began the reporting period at 0.13% and ended the reporting period at 0.73%. The low of 0.09% occurred on February 5, 2021 and the high of 0.76% took place on December 27, 2021. Long-term U.S. Treasury yields also moved higher, as positive economic data and rising inflation triggered expectations that the Fed would remove its monetary policy accommodation sooner than previously anticipated. The yield for the ten-year Treasury began the reporting period at 0.93% (equaling its low for the period) and ended the reporting period at 1.52%. The high of 1.74% took place on March 19 and March 31, 2021. All told, the Bloomberg U.S. Aggregate Indexi returned -1.54% for the twelve months reporting period ended December 31, 2021.

Q. How did we respond to these changing market conditions?

A. A number of adjustments were made to the Fund during the reporting period. We tactically managed the Fund’s duration as yields fluctuated over the reporting period, maintaining an overall long position relative to the benchmark throughout the year. Additionally, as investment-grade spreads tightened earlier in the year, we trimmed some of the Fund’s exposure to certain high-quality investment-grade corporate bonds that we felt were close to being fully valued. Throughout the latter part of the year, we reduced exposure to agency mortgage-backed securities (“MBS”), thereby increasing the Fund’s underweight, particularly in securities that we believed were most at risk of spread-widening as the Fed tapers its purchase program. We also added exposure to select U.S. dollar-denominated emerging market bonds where fundamentals still appeared sound, and where spreads and sovereign yields remained attractive relative to comparable developed market yields. During the year, the Fund reduced its allocation to Treasury Inflation-Protected Securities (“TIPS”)ii as breakeven inflation rates exceeded pre-pandemic levels and we believed further upside was limited. Finally, we added back investment-grade exposure in the final quarter of the year as spreads widened due to concerns over the COVID-19 Omicron variant.

During the reporting period, the Fund used interest rate futures, options, swaps and swaptions to manage its duration and yield curve exposure. In aggregate, the use of these instruments detracted from results. Index credit default swaps, which were used to manage the Fund’s investment-grade credit exposures, contributed positively to results.

Performance review

For the twelve months ended December 31, 2021, Class I shares of Western Asset Core Bond Fund returned -1.84%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Aggregate Index, returned -1.54% for the same period. The Lipper Core Bond Funds Category Averageiii returned -1.25% over the same time frame.

2	Western Asset Core Bond Fund 2021 Annual Report

Performance Snapshot as of December 31, 2021 (unaudited)
(excluding sales charges)	6 months	12 months
Western Asset Core Bond Fund:
Class A	-0.18%	-2.20%
Class C	-0.61%	-2.88%
Class C1	-0.33%	-2.48%
Class FI	-0.17%	-2.18%
Class R	-0.42%	-2.50%
Class I	0.00%	-1.84%
Class IS	0.02%	-1.80%
Bloomberg U.S. Aggregate Index	0.06%	-1.54%
Lipper Core Bond Funds Category Average	-0.17%	-1.25%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended December 31, 2021 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.30%, 0.65%, 0.93%, 1.37%, 1.00%, 1.72% and 1.76% respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C1, Class I and Class IS shares would have been 1.28%, 0.92%, 1.63% and 1.75%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 01, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.84%, 1.53%, 1.26%, 0.81%, 1.14%, 0.55% and 0.43%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.82% for

Western Asset Core Bond Fund 2021 Annual Report	3

Fund overview (cont’d)

Class A shares, 1.65% for Class C shares, 1.42% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.42% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving fees and/or reimbursing expenses, exceed the expense limitation (“expense cap”) for Class A, Class I and Class IS shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. The largest contributor to the Fund’s relative performance during the reporting period was its exposures to corporate credit and structured products. Overweight exposures to corporate credit, including both non-investment grade and “fallen angels” (bonds that were rated investment-grade but were downgraded to below-investment grade, or ‘high-yield’ status), contributed to performance as credit spreads tightened during the course of the year. The Fund’s exposures to structured products, including non-agency residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”) were also beneficial as fundamentals continued to improve and spreads in these sectors generally tightened during the reporting period. Finally, an overweight position to TIPS also contributed to returns early in the year as breakeven inflation rates rose.

Q. What were the leading detractors from performance?

A. The most significant detractor from performance was the Fund’s rates positioning. While yield curve positioning contributed to performance, as the curve flattened and the long-end of the curve outperformed, the Fund’s long duration positioning detracted from results as yields rose especially during the first quarter of the reporting period. The Fund’s exposure to emerging markets also detracted from performance as U.S. dollar-denominated bond spreads widened.

4	Western Asset Core Bond Fund 2021 Annual Report

Thank you for your investment in Western Asset Core Bond Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

January 21, 2022

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from Fund performance. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

Portfolio holdings and breakdowns are as of December 31, 2021 and are subject to change and may not be representative of the portfolio managers’ current or future investments. Please refer to pages 12 through 92 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of December 31, 2021 were: corporate bonds & notes (31.4%), U.S. government & agency obligations (30.1%), mortgage-backed securities (16.7%), collateralized mortgage obligations (8.7%) and asset-backed securities (6.3%). The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Western Asset Core Bond Fund 2021 Annual Report	5

Fund overview (cont’d)

[i]

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in five-year, ten-year and thirty-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant but generates a different amount of interest when multiplied by the inflation-adjusted principal.

iii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 516 funds for the six-month period and among the 511 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

6	Western Asset Core Bond Fund 2021 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of December 31, 2021 and December 31, 2020 and does not include derivatives such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Core Bond Fund 2021 Annual Report	7

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2021 and held for the six months ended December 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-0.18%	$1,000.00	$998.20	0.82%	$4.13	Class A	5.00%	$1,000.00	$1,021.07	0.82%	$4.18
Class C	-0.61	1,000.00	993.90	1.52	7.64	Class C	5.00	1,000.00	1,017.54	1.52	7.73
Class C1	-0.33	1,000.00	996.70	1.25	6.29	Class C1	5.00	1,000.00	1,018.90	1.25	6.36
Class FI	-0.17	1,000.00	998.30	0.80	4.03	Class FI	5.00	1,000.00	1,021.17	0.80	4.08
Class R	-0.42	1,000.00	995.80	1.14	5.73	Class R	5.00	1,000.00	1,019.46	1.14	5.80
Class I	0.00	1,000.00	1,000.00	0.45	2.27	Class I	5.00	1,000.00	1,022.94	0.45	2.29
Class IS	0.02	1,000.00	1,000.20	0.42	2.12	Class IS	5.00	1,000.00	1,023.09	0.42	2.14

8	Western Asset Core Bond Fund 2021 Annual Report

[1]	For the six months ended December 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Core Bond Fund 2021 Annual Report	9

Fund performance (unaudited)

Average annual total returns
Without sales charges[1]	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Twelve Months Ended 12/31/21	-2.20%	-2.88%	-2.48%	-2.18%	-2.50%	-1.84%	-1.80%
Five Years Ended 12/31/21	3.96	3.21	3.57	3.97	3.63	4.34	4.37
Ten Years Ended 12/31/21	N/A	N/A	N/A	3.60	N/A	3.94	3.98
Inception* through 12/31/21	3.39	2.65	2.76	—	3.08	—	—

With sales charges[2]	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Twelve Months Ended 12/31/21	-6.38%	-3.84%	-3.44%	-2.18%	-2.50%	-1.84%	-1.80%
Five Years Ended 12/31/21	3.05	3.21	3.57	3.97	3.63	4.34	4.37
Ten Years Ended 12/31/21	N/A	N/A	N/A	3.60	N/A	3.94	3.98
Inception* through 12/31/21	2.92	2.65	2.76	—	3.08	—	—

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 4/30/12 through 12/31/21)	38.01%
Class C (Inception date of 4/30/12 through 12/31/21)	28.82
Class C1 (Inception date of 10/3/12 through 12/31/21)	28.66
Class FI (12/31/11 through 12/31/21)	42.41
Class R (Inception date of 4/30/12 through 12/31/21)	34.13
Class I (12/31/11 through 12/31/21)	47.15
Class IS (12/31/11 through 12/31/21)	47.78

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.25%. Class C shares and Class C1 shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, C1, FI, R, I and IS shares are April 30, 2012, April 30, 2012, October 3, 2012, July 22, 1999, April 30, 2012, September 4, 1990 and August 29, 2008, respectively.

10	Western Asset Core Bond Fund 2021 Annual Report

Historical performance

Value of $1,000,000 invested in

Class I Shares of Western Asset Core Bond Fund vs. Bloomberg U.S. Aggregate Index† — December 2011 -December 2021

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $1,000,000 invested in Class I shares of Western Asset Core Bond Fund on December 31, 2011, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2021. The hypothetical illustration also assumes a $1,000,000 investment in the Bloomberg U.S. Aggregate Index. The Bloomberg U.S. Aggregate Index, (the “Index”) is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Index is unmanaged and not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class I shares’ performance indicated on this chart, depending on whether greater or lower sales charges and fees were incurred by shareholders investing in the other classes.

Western Asset Core Bond Fund 2021 Annual Report	11

Schedule of investments

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 31.4%
Communication Services — 3.3%
Diversified Telecommunication Services — 1.5%
AT&T Inc., Senior Notes	3.800%	2/15/27	$5,087,000	$5,527,787
AT&T Inc., Senior Notes	2.300%	6/1/27	12,330,000	12,553,393
AT&T Inc., Senior Notes	1.650%	2/1/28	17,520,000	17,164,064
AT&T Inc., Senior Notes	2.250%	2/1/32	9,660,000	9,344,886
AT&T Inc., Senior Notes	2.550%	12/1/33	2,410,000	2,359,879
AT&T Inc., Senior Notes	5.350%	9/1/40	2,210,000	2,805,388
AT&T Inc., Senior Notes	5.550%	8/15/41	2,560,000	3,363,503
AT&T Inc., Senior Notes	3.100%	2/1/43	17,540,000	17,087,359
AT&T Inc., Senior Notes	4.350%	6/15/45	3,210,000	3,626,929
AT&T Inc., Senior Notes	3.300%	2/1/52	2,130,000	2,091,911
AT&T Inc., Senior Notes	3.500%	9/15/53	9,461,000	9,562,999
AT&T Inc., Senior Notes	3.550%	9/15/55	12,151,000	12,215,622
AT&T Inc., Senior Notes	3.800%	12/1/57	790,000	824,314
AT&T Inc., Senior Notes	3.650%	9/15/59	2,080,000	2,104,657
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	219,000	241,234
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	2,821,000	3,510,812
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	2,387,000	2,489,599
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	6,114,000	6,800,976
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	1,960,000	2,072,613
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	7,170,000	7,188,879
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	9,637,000	10,957,048
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,728,000	1,916,741
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,090,000	5,390,787
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	7,020,000	6,652,536
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	21,430,000	21,643,184
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	18,219,000	17,972,290	(a)
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	38,438,000	45,256,281

See Notes to Financial Statements.

12	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	$2,097,000	$2,729,799
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	16,300,000	15,516,336
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	6,606,000	7,396,490
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	3,739,000	4,347,320
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	5,144,000	6,636,906
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	788,908
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	14,750,000	16,981,818
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	14,970,000	14,246,858
Total Diversified Telecommunication Services				301,370,106
Entertainment — 0.0%††
ViacomCBS Inc., Senior Notes	3.875%	4/1/24	322,000	339,295
Walt Disney Co., Senior Notes	6.200%	12/15/34	36,000	50,345
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,970,000	2,924,670
Total Entertainment				3,314,310
Interactive Media & Services — 0.3%
Alphabet Inc., Senior Notes	0.450%	8/15/25	1,740,000	1,701,448
Alphabet Inc., Senior Notes	0.800%	8/15/27	3,240,000	3,138,964
Alphabet Inc., Senior Notes	1.100%	8/15/30	3,810,000	3,605,676
Alphabet Inc., Senior Notes	2.050%	8/15/50	6,180,000	5,531,981
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	37,712,000	40,060,932	(a)
Tencent Holdings Ltd., Senior Notes	3.975%	4/11/29	2,000,000	2,177,320	(a)
Tencent Holdings Ltd., Senior Notes	2.390%	6/3/30	3,000,000	2,942,434	(a)
Tencent Holdings Ltd., Senior Notes	3.240%	6/3/50	7,000,000	6,618,169	(b)
Total Interactive Media & Services				65,776,924
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	24,874,000	27,411,158
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	940,000	1,007,826

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	13

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	$6,296,000	$6,900,609
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	25,297,000	28,986,676
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	2,440,000	2,417,359
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	170,000	219,931
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,917,000	5,877,802
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	3,280,000	3,187,093
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,474,000	3,385,823
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,352,000	1,617,385
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,857,000	2,321,018
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	6,007,000	6,984,511
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	7,320,000	8,215,820
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	10,000,000	10,047,087
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	8,500,000	8,039,743
Comcast Corp., Senior Notes	3.950%	10/15/25	6,395,000	6,987,215
Comcast Corp., Senior Notes	3.150%	3/1/26	4,835,000	5,159,989

See Notes to Financial Statements.

14	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Comcast Corp., Senior Notes	3.300%	4/1/27	$2,900,000	$3,118,954
Comcast Corp., Senior Notes	4.150%	10/15/28	26,781,000	30,421,892
Comcast Corp., Senior Notes	3.400%	4/1/30	3,920,000	4,282,487
Comcast Corp., Senior Notes	4.250%	10/15/30	14,767,000	17,060,011
Comcast Corp., Senior Notes	7.050%	3/15/33	3,475,000	5,009,863
Comcast Corp., Senior Notes	5.650%	6/15/35	2,669,000	3,540,517
Comcast Corp., Senior Notes	3.900%	3/1/38	3,430,000	3,888,418
Comcast Corp., Senior Notes	3.250%	11/1/39	1,490,000	1,575,029
Comcast Corp., Senior Notes	3.750%	4/1/40	920,000	1,031,920
Comcast Corp., Senior Notes	3.400%	7/15/46	690,000	732,648
Comcast Corp., Senior Notes	4.000%	3/1/48	6,080,000	7,020,699
Comcast Corp., Senior Notes	2.800%	1/15/51	2,450,000	2,366,978
Comcast Corp., Senior Notes	2.887%	11/1/51	2,820,000	2,734,839	(a)
Comcast Corp., Senior Notes	2.937%	11/1/56	5,924,000	5,658,258	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	18,060,000	23,332,906
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	1,191,000	1,560,755
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	571,354
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	1,344,441
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,058,000	6,324,087
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	21,867
Total Media				250,364,968
Wireless Telecommunication Services — 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,142,375	1,196,655	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	6,820,000	7,230,588
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	1,330,000	1,440,924
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	1,640,000	1,629,071
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	15,420,000	16,880,678
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	4,900,000	4,879,275
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	18,270,000	17,748,191
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	2,350,000	2,690,861
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	5,020,000	4,910,166

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	15

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	$2,300,000	$2,251,645
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	6,580,000	7,410,118
Total Wireless Telecommunication Services				68,268,172
Total Communication Services				689,094,480
Consumer Discretionary — 1.9%
Automobiles — 0.1%
General Motors Co., Senior Notes	5.150%	4/1/38	797,000	962,337
General Motors Co., Senior Notes	6.250%	10/2/43	4,266,000	5,850,215
General Motors Co., Senior Notes	5.950%	4/1/49	716,000	982,350
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	1,155,000	1,158,565
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	949,000	1,046,143
Total Automobiles				9,999,610
Hotels, Restaurants & Leisure — 0.7%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	11,044,000	11,250,775
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	1,040,000	1,038,037
McDonald’s Corp., Senior Notes	3.300%	7/1/25	4,390,000	4,657,461
McDonald’s Corp., Senior Notes	1.450%	9/1/25	7,940,000	8,017,725
McDonald’s Corp., Senior Notes	3.700%	1/30/26	3,953,000	4,256,976
McDonald’s Corp., Senior Notes	3.500%	3/1/27	2,484,000	2,684,988
McDonald’s Corp., Senior Notes	3.500%	7/1/27	3,310,000	3,592,238
McDonald’s Corp., Senior Notes	3.800%	4/1/28	1,513,000	1,663,678
McDonald’s Corp., Senior Notes	2.125%	3/1/30	8,770,000	8,739,766
McDonald’s Corp., Senior Notes	3.600%	7/1/30	4,130,000	4,567,895
McDonald’s Corp., Senior Notes	4.875%	12/9/45	5,870,000	7,559,757
McDonald’s Corp., Senior Notes	3.625%	9/1/49	800,000	886,994
McDonald’s Corp., Senior Notes	4.200%	4/1/50	9,130,000	11,080,435
Sands China Ltd., Senior Notes	5.125%	8/8/25	7,559,000	7,938,273
Sands China Ltd., Senior Notes	5.400%	8/8/28	31,015,000	33,433,705
Sands China Ltd., Senior Notes	2.850%	3/8/29	4,690,000	4,420,208	(a)
Sands China Ltd., Senior Notes	4.375%	6/18/30	15,340,000	15,674,642
Sands China Ltd., Senior Notes	3.250%	8/8/31	21,050,000	19,807,945	(a)
Total Hotels, Restaurants & Leisure				151,271,498
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	4.350%	4/1/23	1,682,000	1,734,562
Newell Brands Inc., Senior Notes	4.700%	4/1/26	179,000	195,429
Total Household Durables				1,929,991

See Notes to Financial Statements.

16	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Internet & Direct Marketing Retail — 0.8%
Alibaba Group Holding Ltd., Senior Notes	3.400%	12/6/27	$26,048,000	$27,594,009
Amazon.com Inc., Senior Notes	0.800%	6/3/25	8,220,000	8,132,458
Amazon.com Inc., Senior Notes	1.200%	6/3/27	10,090,000	9,959,290
Amazon.com Inc., Senior Notes	3.150%	8/22/27	6,161,000	6,658,392
Amazon.com Inc., Senior Notes	1.500%	6/3/30	4,990,000	4,841,145
Amazon.com Inc., Senior Notes	2.100%	5/12/31	4,510,000	4,575,626
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,705,000	7,893,977
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,036,000	4,153,111
Amazon.com Inc., Senior Notes	4.050%	8/22/47	21,835,000	26,537,418
Amazon.com Inc., Senior Notes	2.500%	6/3/50	18,110,000	17,292,965
Amazon.com Inc., Senior Notes	4.250%	8/22/57	4,760,000	6,112,475
Prosus NV, Senior Notes	3.680%	1/21/30	11,350,000	11,693,046	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	15,440,000	14,865,745	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	13,500,000	12,623,798	(a)
Total Internet & Direct Marketing Retail				162,933,455
Multiline Retail — 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	660,000	676,163
Target Corp., Senior Notes	2.250%	4/15/25	6,720,000	6,930,292
Total Multiline Retail				7,606,455
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	4,170,000	4,351,563
Home Depot Inc., Senior Notes	3.900%	12/6/28	750,000	845,292
Home Depot Inc., Senior Notes	2.700%	4/15/30	4,380,000	4,600,471
Home Depot Inc., Senior Notes	3.300%	4/15/40	4,870,000	5,290,258
Home Depot Inc., Senior Notes	3.900%	6/15/47	820,000	960,384
Home Depot Inc., Senior Notes	3.350%	4/15/50	9,320,000	10,191,042
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	9,030,000	8,855,392
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	2,800,000	3,253,644
Total Specialty Retail				38,348,046
Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	3,750,000	3,885,047
NIKE Inc., Senior Notes	2.750%	3/27/27	6,050,000	6,413,454
NIKE Inc., Senior Notes	2.850%	3/27/30	5,960,000	6,342,121
NIKE Inc., Senior Notes	3.250%	3/27/40	2,820,000	3,073,876
NIKE Inc., Senior Notes	3.375%	3/27/50	1,170,000	1,325,516
Total Textiles, Apparel & Luxury Goods				21,040,014
Total Consumer Discretionary				393,129,069

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	17

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Consumer Staples — 1.5%
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	$13,236,000	$14,222,962
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	10,621,000	13,455,176
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,270,000	1,413,476
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	19,655,000	22,897,777
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	2,710,000	2,973,547
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	10,440,000	12,295,101
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	19,720,000	24,361,360
Coca-Cola Co., Senior Notes	3.375%	3/25/27	3,540,000	3,825,951
Coca-Cola Co., Senior Notes	1.450%	6/1/27	4,130,000	4,108,653
Coca-Cola Co., Senior Notes	2.500%	6/1/40	4,010,000	4,033,796
Coca-Cola Co., Senior Notes	2.600%	6/1/50	3,180,000	3,113,783
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	2,463,000	2,484,173
Molson Coors Beverage Co., Senior Notes	3.500%	5/1/22	367,000	370,083
PepsiCo Inc., Senior Notes	0.750%	5/1/23	7,700,000	7,712,236
PepsiCo Inc., Senior Notes	2.250%	3/19/25	760,000	785,869
PepsiCo Inc., Senior Notes	2.625%	3/19/27	760,000	796,275
PepsiCo Inc., Senior Notes	1.625%	5/1/30	2,410,000	2,339,796
PepsiCo Inc., Senior Notes	2.875%	10/15/49	2,270,000	2,386,800
Total Beverages				123,576,814
Food & Staples Retailing — 0.1%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	11,490,000	11,409,319
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	9,698
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	5,190,000	5,047,762
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	343,507	407,196
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	3,913,156	4,462,523
Walmart Inc., Senior Notes	1.500%	9/22/28	2,940,000	2,924,000
Walmart Inc., Senior Notes	2.375%	9/24/29	1,060,000	1,107,949
Walmart Inc., Senior Notes	1.800%	9/22/31	2,020,000	2,002,017
Total Food & Staples Retailing				27,370,464
Food Products — 0.2%
Danone SA, Senior Notes	2.589%	11/2/23	6,493,000	6,659,596	(a)

See Notes to Financial Statements.

18	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Food Products — continued
Danone SA, Senior Notes	2.947%	11/2/26	$4,317,000	$4,545,386	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	1,930,000	1,905,962
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	2,588,000	2,709,726
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	293,000	359,021
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	36,000	44,880
Mars Inc., Senior Notes	2.700%	4/1/25	3,269,000	3,401,776	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	9,788,000	10,551,331	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	3,260,000	3,110,345	(a)
Mondelez International Holdings
Netherlands BV, Senior Notes	2.125%	9/19/22	4,150,000	4,194,230	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	10,020,000	10,037,145
Total Food Products				47,519,398
Household Products — 0.1%
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	1,810,000	1,952,308
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	1,200,000	1,269,805
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	3,430,000	3,731,031
Total Household Products				6,953,144
Tobacco — 0.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,770,000	1,812,896
Altria Group Inc., Senior Notes	4.400%	2/14/26	8,997,000	9,919,219
Altria Group Inc., Senior Notes	4.800%	2/14/29	2,049,000	2,313,118
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,180,000	2,072,058
Altria Group Inc., Senior Notes	5.800%	2/14/39	4,635,000	5,579,305
Altria Group Inc., Senior Notes	5.950%	2/14/49	20,034,000	25,054,017
Altria Group Inc., Senior Notes	6.200%	2/14/59	710,000	930,954
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,750,000	18,630,118
BAT Capital Corp., Senior Notes	2.259%	3/25/28	3,180,000	3,101,436
BAT Capital Corp., Senior Notes	4.540%	8/15/47	4,767,000	4,997,005
Cargill Inc., Senior Notes	1.375%	7/23/23	6,530,000	6,583,541	(a)
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,328,000	2,357,796
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	7,559,000	7,668,136
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	3,930,000	3,948,217
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	4,340,000	4,251,590
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,406,000	1,629,680

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	19

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Tobacco — continued
Reynolds American Inc., Senior Notes	6.150%	9/15/43	$1,110,000	$1,364,063
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,610,000	1,960,462
Total Tobacco				104,173,611
Total Consumer Staples				309,593,431
Energy — 5.7%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	192,000	206,589
Halliburton Co., Senior Notes	5.000%	11/15/45	1,075,000	1,287,313
Total Energy Equipment & Services				1,493,902
Oil, Gas & Consumable Fuels — 5.7%
Apache Corp., Senior Notes	3.250%	4/15/22	930,000	931,218
Apache Corp., Senior Notes	6.000%	1/15/37	89,000	109,060
Apache Corp., Senior Notes	5.100%	9/1/40	11,863,000	13,423,934
Apache Corp., Senior Notes	5.250%	2/1/42	6,878,000	7,954,269
Apache Corp., Senior Notes	4.750%	4/15/43	18,342,000	20,176,292
Apache Corp., Senior Notes	4.250%	1/15/44	18,144,000	18,419,426
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	1,400,000	1,474,431
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	6,672,000	7,122,972
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	8,803,000	9,318,568
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,410,000	10,392,769
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,813,624
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	14,290,000	14,105,401
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,240,000	1,171,340
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	760,000	731,528
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	896,000	954,900
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	1,119,000	1,192,581
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	9,880,000	10,298,872	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	15,650,000	16,367,895	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	7,640,000	7,709,473
Chevron Corp., Senior Notes	1.995%	5/11/27	2,750,000	2,793,038
Chevron Corp., Senior Notes	3.078%	5/11/50	8,710,000	9,272,084
Chevron USA Inc., Senior Notes	3.850%	1/15/28	8,880,000	9,839,003

See Notes to Financial Statements.

20	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Conoco Funding Co., Senior Notes	7.250%	10/15/31	$313,000	$441,946
ConocoPhillips, Senior Notes	3.750%	10/1/27	4,894,000	5,368,330	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	18,303,000	20,653,695	(a)
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	573,000	754,531
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,950,000	2,011,835
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,897,000	3,026,728
Continental Resources Inc., Senior Notes	4.375%	1/15/28	14,655,000	15,868,141
Continental Resources Inc., Senior Notes	4.900%	6/1/44	6,900,000	7,658,172
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	1,872,000	1,980,613	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	10,409,000	11,193,335	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	25,310,000	28,303,613	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	3,174,575
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,026,000	1,082,420
Devon Energy Corp., Senior Notes	4.500%	1/15/30	2,428,000	2,607,668
Devon Energy Corp., Senior Notes	5.600%	7/15/41	13,600,000	17,092,897
Devon Energy Corp., Senior Notes	4.750%	5/15/42	9,470,000	10,988,569
Devon Energy Corp., Senior Notes	5.000%	6/15/45	19,033,000	23,060,080
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	2,685,000	2,787,330
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	3,669,000	3,872,097
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	9,602,000	10,192,512
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	4,010,000	4,137,085
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	5,000,000	5,744,059
Ecopetrol SA, Senior Notes	5.875%	5/28/45	61,615,000	59,025,014
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	2,696,000	3,871,547
Energy Transfer LP, Senior Notes	2.900%	5/15/25	7,020,000	7,257,765
Energy Transfer LP, Senior Notes	4.750%	1/15/26	2,060,000	2,255,421
Energy Transfer LP, Senior Notes	5.500%	6/1/27	6,670,000	7,613,540
Energy Transfer LP, Senior Notes	4.950%	6/15/28	1,907,000	2,147,023
Energy Transfer LP, Senior Notes	5.250%	4/15/29	3,738,000	4,285,402
Energy Transfer LP, Senior Notes	3.750%	5/15/30	21,808,000	23,133,755
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,185,000	2,680,741
Energy Transfer LP, Senior Notes	5.300%	4/1/44	540,000	619,701
Energy Transfer LP, Senior Notes	5.400%	10/1/47	4,761,000	5,599,386
Energy Transfer LP, Senior Notes	6.250%	4/15/49	10,862,000	14,215,780
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,006,000	11,242,593
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	4,660,000	4,953,446

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	21

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	$18,760,000	$19,581,077
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	430,000	643,441
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	510,000	664,602
Enterprise Products Operating LLC, Senior Notes	4.450%	2/15/43	1,800,000	2,058,057
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	410,000	494,711
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	5,000,000	6,179,670
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,960,000	2,391,225
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	2,620,000	2,944,649
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	13,100,000	13,782,095
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	905,000	980,134
EOG Resources Inc., Senior Notes	4.150%	1/15/26	203,000	221,950
EOG Resources Inc., Senior Notes	4.375%	4/15/30	13,092,000	15,143,787
EOG Resources Inc., Senior Notes	3.900%	4/1/35	6,800,000	7,721,432
EOG Resources Inc., Senior Notes	4.950%	4/15/50	16,625,000	22,640,170
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	680,000	687,870
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	17,500,000	18,404,068
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	2,946,000	3,119,502
Exxon Mobil Corp., Senior Notes	2.440%	8/16/29	13,168,000	13,518,894
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	6,210,000	6,806,538
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	2,000,000	2,365,408
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	3,663,000	4,284,531
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	2,860,000	3,520,419
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	4,000,000	4,342,813
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	12,603,000	14,721,892	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	10,863,000	13,317,604	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,803,000	3,691,388	(a)

See Notes to Financial Statements.

22	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	$349,000	$360,971
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,792,000	1,911,653
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	151,645
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	836,264
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	730,000	969,771
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	663,777
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	140,000	170,714
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,800,000	1,946,674
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	18,800,000	20,907,378
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	11,500,000	14,572,515
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	980,000	1,177,397
Lukoil Capital DAC, Senior Notes	2.800%	4/26/27	18,490,000	18,242,881	(a)
Lukoil Capital DAC, Senior Notes	3.600%	10/26/31	13,490,000	13,165,363	(a)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	9,000,000	9,635,850	(a)
MPLX LP, Senior Notes	4.125%	3/1/27	2,687,000	2,941,880
MPLX LP, Senior Notes	4.000%	3/15/28	3,787,000	4,107,159
MPLX LP, Senior Notes	4.800%	2/15/29	1,684,000	1,924,610
MPLX LP, Senior Notes	4.500%	4/15/38	4,308,000	4,832,874
MPLX LP, Senior Notes	5.200%	3/1/47	8,490,000	10,419,339
MPLX LP, Senior Notes	5.200%	12/1/47	4,750,000	5,783,231
MPLX LP, Senior Notes	4.700%	4/15/48	7,707,000	8,913,222
MPLX LP, Senior Notes	5.500%	2/15/49	2,554,000	3,269,185
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	618,000	687,843
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	627,000	698,716
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,550,000	2,630,516
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	2,293,236
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	11,579,000	11,915,138
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	8,284,000	11,070,572
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,346,000	2,889,005
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	18,287,000	18,863,406
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,060,000	5,257,416
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	2,050,000	2,663,094

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	23

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	$1,657,000	$1,701,557
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,349,000	3,287,094
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,594,000	4,601,442
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	6,914,000	8,466,887	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,087,000	2,256,329
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	30,909,000	32,305,469	(a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	7,630,000	7,567,281	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	3,889,000	3,743,163
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	5,746,000	4,833,765
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,950,000	3,437,626
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	13,254,000	10,932,893
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	4,478,000	3,983,069
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,890,000	1,836,939
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	7,290,000	6,931,980
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	16,160,000	15,608,364
Qatar Energy, Senior Notes	2.250%	7/12/31	30,800,000	30,587,449	(a)
Qatar Energy, Senior Notes	3.125%	7/12/41	17,500,000	17,732,015	(a)
Qatar Energy, Senior Notes	3.300%	7/12/51	14,270,000	14,741,295	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	211,000	227,468	(a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	142,000	153,510	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	6,654,000	7,064,548
Shell International Finance BV, Senior Notes	2.375%	11/7/29	8,300,000	8,485,929
Shell International Finance BV, Senior Notes	2.750%	4/6/30	11,040,000	11,543,217
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,451,000	1,813,342
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,084,000	4,973,459
Shell International Finance BV, Senior Notes	4.000%	5/10/46	3,779,000	4,405,254
Shell International Finance BV, Senior Notes	3.250%	4/6/50	17,000,000	18,135,241

See Notes to Financial Statements.

24	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	$18,252,000	$19,508,834	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	3,985,000	5,549,973
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,120,000	2,155,755	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	17,006,000	20,776,761
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	5,000,000	5,275,954
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	2,630,000	2,751,664
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	1.972%	1/13/23	1,700,000	1,697,762	(c)
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	7,760,000	8,383,857
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,650,000	1,755,845
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,883,148
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	23,000	31,233
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	6,365,000	9,452,985
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	4,386,000	5,267,502
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	6,730,000	8,290,628
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	1,990,000	2,423,877
Total Oil, Gas & Consumable Fuels				1,197,137,608
Total Energy				1,198,631,510
Financials — 9.3%
Banks — 6.5%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,352,000	1,474,651	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	6,448,000	6,671,490
Banco Santander SA, Senior Notes	2.746%	5/28/25	28,200,000	29,170,655
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.241%	4/12/23	2,149,000	2,171,608	(c)
Bank of America Corp., Senior Notes	3.300%	1/11/23	4,594,000	4,720,945
Bank of America Corp., Senior Notes	4.100%	7/24/23	4,988,000	5,245,250
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,134,000	3,333,418
Bank of America Corp., Senior Notes	3.500%	4/19/26	4,567,000	4,924,512
Bank of America Corp., Senior Notes	5.000%	1/21/44	9,215,000	12,127,350
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	51,980,000	51,468,659	(c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	3,000,000	2,874,450	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	25

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	$14,650,000	$14,731,036	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	15,760,000	15,937,389	(c)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	2,241,000	2,287,835	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	15,406,000	16,458,932	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	7,782,000	8,015,064	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,711,000	8,305,494	(c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	3,717,000	4,349,805	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	5,000,000	5,475,455	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	22,684,000	25,009,605	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	25,140,000	30,316,384	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	11,720,000	14,534,790	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	5,409,000	5,801,384
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,875,000	3,072,711
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,093,000	1,204,515
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	17,320,000	19,123,543

See Notes to Financial Statements.

26	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	$3,000,000	$2,909,178	(c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	12,810,000	13,009,006
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	1,316,000	1,412,617	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	7,120,000	7,084,316
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	5,270,000	5,288,260
Barclays PLC, Senior Notes	3.684%	1/10/23	11,060,000	11,065,186
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	4,899,000	5,592,348	(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	7,848,000	8,910,811	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,463,000	2,587,737	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	7,899,000	8,859,996	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	8,840,000	8,929,470	(a)(c)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	11,830,000	12,181,873	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	16,281,000	17,340,861	(a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	8,704,000	10,135,425	(a)(c)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	2,669,000	2,897,368	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	4,541,000	4,920,776	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	7,130,000	7,140,725
Citigroup Inc., Senior Notes	3.300%	4/27/25	12,054,000	12,812,404
Citigroup Inc., Senior Notes	8.125%	7/15/39	3,081,000	5,217,970
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,037,000	8,894,290
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,675,000	2,155,918
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	7,430,000	7,514,781	(c)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,000,000	5,031,220	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	27

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	$56,980,000	$57,534,944	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	5,210,000	5,465,379	(c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	18,054,000	19,380,856	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	18,048,000	19,941,183	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	8,960,000	10,243,149	(c)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	1,849,000	1,912,086
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	4,549,000	4,958,167
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	2,722,000	3,081,126
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,343,000	1,487,055
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	25,282,000	28,211,182
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	547,611
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	827,558
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	851,600
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,423,000	1,861,097
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	716,000	882,598
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	13,201,000	14,087,724
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	9,027,000	9,786,395
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	833,000	898,094
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	3,500,000	3,452,506	(a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	5,920,000	5,936,257	(a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	3,743,000	3,991,856	(a)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	11,168,000	11,177,946	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,529,000	3,672,119	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	7,066,000	7,609,728	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	11,270,000	11,259,565	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	4,872,000	5,065,445	(a)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	997,000	1,093,559

See Notes to Financial Statements.

28	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	$2,670,000	$3,136,085
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	18,950,000	19,189,365	(c)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	10,753,000	11,289,519	(c)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	8,051,000	8,708,826	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	206,000	217,640
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	3,347,000	3,601,953
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	10,353,000	10,472,317	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	2,266,000	2,315,849	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	10,460,000	11,214,957	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	11,693,000	12,945,271	(a)
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	19,780,000	19,936,698	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	11,840,000	12,026,238	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	17,820,000	18,030,542	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	6,680,000	6,725,010	(c)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	7,000,000	7,097,423	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	5,000,000	5,188,684	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	6,850,000	7,096,524	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	19,448,000	20,514,336	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	5,687,000	6,366,955	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	17,191,000	19,526,901	(c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	6,000,000	6,950,218	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	29

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	$5,791,000	$6,391,625
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	9,717,000	10,908,563
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	5,143,000	5,545,469
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	8,546,000	11,146,380
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	6,970,000	7,825,425
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	9,636,000	9,793,209	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,843,000	3,132,814
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	5,803,000	6,143,512	(c)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	13,433,000	14,057,385	(c)
Nordea Bank Abp, Senior Notes	1.000%	6/9/23	12,590,000	12,633,138	(a)
PNC Bank NA, Subordinated Notes	3.875%	4/10/25	1,567,000	1,683,746
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	10,910,000	11,035,724
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	6,800,000	6,746,563
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	1,791,000	1,791,766
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	484,000	628,245	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	432,000	553,378	(a)
Swedbank AB, Senior Notes	1.300%	6/2/23	8,590,000	8,647,334	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	13,370,000	13,374,502
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	6,770,000	6,718,392
US Bancorp, Senior Notes	1.450%	5/12/25	14,850,000	14,922,410
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,690,000	12,279,540
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	7,684,000	8,078,167
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	8,588,000	9,621,725
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	15,830,000	15,969,187	(c)

See Notes to Financial Statements.

30	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	$12,110,000	$12,333,182	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then SOFR + 1.432%)	2.879%	10/30/30	16,240,000	16,899,811	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	12,440,000	14,464,852	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	93,400,000	127,799,735	(c)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,809,000	1,861,730
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	134,000	140,579
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	12,726,000	14,189,069
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	569,532
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,522,000	2,063,856
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,513,000	1,835,825
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,469,000	5,632,808
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	16,048,000	19,064,487
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	13,120,000	16,413,259
Total Banks				1,351,364,486
Capital Markets — 2.0%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	3,860,000	3,898,335
CME Group Inc., Senior Notes	5.300%	9/15/43	1,070,000	1,490,410
Credit Suisse AG, Senior Notes	1.000%	5/5/23	42,030,000	42,153,231
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,660,000	2,822,373
Credit Suisse AG, Senior Notes	2.950%	4/9/25	6,410,000	6,714,511
Credit Suisse Group AG, Senior Notes	4.550%	4/17/26	457,000	504,017
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,997,000	2,040,602	(a)(c)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	14,200,000	14,464,213	(a)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	18,006,000	19,878,990	(a)(c)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	1/31/22	22,000	21,615	(c)(d)
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	287,000	287,867
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	4,785,000	4,908,585
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	9,269,000	9,727,995
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,012,000	1,073,560
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,352,000	1,431,290

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	31

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	$8,120,000	$8,592,428
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,165,000	10,838,510
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	6,210,000	6,677,975
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	5,481,000	7,983,081
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	3,616,000	4,664,781
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	5,000,000	4,927,113	(c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,020,000	1,027,405	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	2,570,000	2,559,971	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	8,956,000	9,651,350	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	23,236,000	25,295,454	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	26,815,000	29,810,746	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	1,120,000	1,163,692	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	8,454,000	9,228,142
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,045,000	4,324,868
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	17,911,000	23,347,913
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	331,000	442,863	(a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	18,980,000	19,366,924	(c)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	7,000,000	6,853,981	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	1,030,000	1,030,117	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	21,360,000	21,875,720	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	23,970,000	26,146,727	(c)

See Notes to Financial Statements.

32	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	$7,449,000	$8,112,125	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	4,534,000	5,171,304	(c)
State Street Corp., Senior Notes	3.300%	12/16/24	1,048,000	1,116,390
UBS AG, Senior Notes	1.750%	4/21/22	9,270,000	9,299,610	(a)
UBS AG, Senior Notes	4.500%	6/26/48	3,599,000	4,710,417	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	27,971,000	30,179,171	(a)(c)(d)
UBS Group AG, Senior Notes	3.491%	5/23/23	12,018,000	12,140,791	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	2,731,000	2,951,131	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	11,273,000	12,493,155	(a)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	1,240,000	1,255,047	(a)(c)
Total Capital Markets				424,656,496
Consumer Finance — 0.1%
American Express Co., Senior Notes	2.650%	12/2/22	10,000	10,192
American Express Co., Senior Notes	2.500%	7/30/24	20,670,000	21,367,579
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	6,797,000	7,120,604	(a)(c)
Total Consumer Finance				28,498,375
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	17,080,000	17,229,909
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	17,540,000	17,801,667
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	7,950,000	8,105,903
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	3.670%	12/21/65	3,743,000	3,209,622	(a)(c)
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	4,280,000	4,310,453	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	3,810,000	3,835,757	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	33

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Diversified Financial Services — continued
USAA Capital Corp., Senior Notes	2.125%	5/1/30	$650,000	$651,225	(a)
Vanguard Group Inc.	3.050%	8/22/50	10,240,000	10,013,594	(e)(f)
Total Diversified Financial Services				65,158,130
Insurance — 0.4%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/22	92	125	(a)(d)
American International Group Inc., Senior Notes	2.500%	6/30/25	3,830,000	3,952,287
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	7,344,000	9,039,691
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	131,000	144,107
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,164,000	1,249,172
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	2,750,000	2,726,316	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	20,670,000	20,679,904	(a)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	6,365,000	7,843,034	(c)
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	15,660,000	15,707,081	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	5,130,000	5,059,406	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	2,530,000	2,501,913	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	139,247	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,500,000	4,507,211	(a)
Total Insurance				73,549,494
Total Financials				1,943,226,981
Health Care — 2.5%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	3.450%	3/15/22	1,424,000	1,425,314
AbbVie Inc., Senior Notes	2.300%	11/21/22	22,140,000	22,453,772
AbbVie Inc., Senior Notes	3.750%	11/14/23	1,490,000	1,560,623
AbbVie Inc., Senior Notes	2.600%	11/21/24	26,060,000	27,056,566
AbbVie Inc., Senior Notes	3.800%	3/15/25	4,066,000	4,331,141
AbbVie Inc., Senior Notes	3.600%	5/14/25	2,194,000	2,334,967
AbbVie Inc., Senior Notes	2.950%	11/21/26	4,640,000	4,892,607

See Notes to Financial Statements.

34	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Biotechnology — continued
AbbVie Inc., Senior Notes	3.200%	11/21/29	$33,920,000	$36,304,573
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	280,584
AbbVie Inc., Senior Notes	4.250%	11/21/49	14,149,000	17,054,051
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,460,000	1,535,477
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,711,000	1,844,837
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	716,000	874,839
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,967,000	5,038,276
Total Biotechnology				126,987,627
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	10,859,000	12,007,347
Abbott Laboratories, Senior Notes	4.750%	11/30/36	1,836,000	2,346,828
Abbott Laboratories, Senior Notes	4.900%	11/30/46	3,681,000	5,044,645
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	2,910,000	3,048,175
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	336,000	357,372
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	1,407,000	1,775,741
Medtronic Inc., Senior Notes	3.500%	3/15/25	946,000	1,007,913
Medtronic Inc., Senior Notes	4.625%	3/15/45	410,000	538,203
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	10,640,000	10,469,101	(a)
Total Health Care Equipment & Supplies				36,595,325
Health Care Providers & Services — 1.0%
Aetna Inc., Senior Notes	2.800%	6/15/23	761,000	779,988
Aetna Inc., Senior Notes	3.875%	8/15/47	2,006,000	2,237,449
Anthem Inc., Senior Notes	3.125%	5/15/22	1,827,000	1,844,438
Anthem Inc., Senior Notes	2.950%	12/1/22	3,627,000	3,698,268
Anthem Inc., Senior Notes	3.350%	12/1/24	1,791,000	1,893,067
Anthem Inc., Senior Notes	3.650%	12/1/27	6,837,000	7,506,151
Cigna Corp., Senior Notes	3.750%	7/15/23	4,734,000	4,924,649
Cigna Corp., Senior Notes	4.125%	11/15/25	2,499,000	2,734,959
Cigna Corp., Senior Notes	4.375%	10/15/28	22,102,000	25,135,981
Cigna Corp., Senior Notes	4.800%	8/15/38	9,250,000	11,397,983
Cigna Corp., Senior Notes	4.900%	12/15/48	3,130,000	4,054,426
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	411,715
CVS Health Corp., Senior Notes	2.750%	12/1/22	188,000	190,639
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,600,000	4,947,614
CVS Health Corp., Senior Notes	3.625%	4/1/27	2,780,000	3,018,792
CVS Health Corp., Senior Notes	4.300%	3/25/28	9,572,000	10,750,323
CVS Health Corp., Senior Notes	3.750%	4/1/30	10,970,000	12,039,786
CVS Health Corp., Senior Notes	2.125%	9/15/31	6,670,000	6,539,079
CVS Health Corp., Senior Notes	4.780%	3/25/38	14,000,000	17,071,590

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	35

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	4.125%	4/1/40	$2,200,000	$2,530,922
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,194,000	6,767,396
CVS Health Corp., Senior Notes	5.050%	3/25/48	13,438,000	17,600,312
CVS Health Corp., Senior Notes	4.250%	4/1/50	4,150,000	5,029,442
Humana Inc., Senior Notes	3.150%	12/1/22	672,000	683,240
Humana Inc., Senior Notes	4.500%	4/1/25	1,180,000	1,286,953
Humana Inc., Senior Notes	3.950%	3/15/27	3,726,000	4,075,147
Humana Inc., Senior Notes	3.125%	8/15/29	12,000,000	12,585,665
Humana Inc., Senior Notes	4.625%	12/1/42	779,000	963,591
Humana Inc., Senior Notes	4.800%	3/15/47	242,000	308,419
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	950,000	963,639
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	2,140,000	2,226,413
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	4,001,000	4,341,799
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	2,390,000	2,383,123
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	830,000	931,080
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,320,000	5,286,907
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	808,503
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	5,230,000	5,320,390
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,576,000	2,200,048
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	1,640,000	2,035,925
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	2,460,000	3,146,960
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	4,227,000	4,876,515
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	6,550,000	6,690,474
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	537,000	582,126
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	6,499,000	7,801,339
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	770,000	797,054
Total Health Care Providers & Services				223,400,279
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	5,293,000	5,337,389
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	1,200,000	1,222,942
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	10,189,000	10,668,103
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	2,245,000	2,431,314
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	7,299,000	7,856,442
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	17,176,000	18,825,373
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	1,311,000	1,745,315
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	3,000,000	3,840,346
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	384,000	387,306
Johnson & Johnson, Senior Notes	0.550%	9/1/25	4,760,000	4,663,549

See Notes to Financial Statements.

36	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — continued
Johnson & Johnson, Senior Notes	0.950%	9/1/27	$9,500,000	$9,298,083
Johnson & Johnson, Senior Notes	2.100%	9/1/40	11,300,000	10,716,518
Johnson & Johnson, Senior Notes	3.700%	3/1/46	2,946,000	3,469,339
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	8,200,000	8,046,061
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	4,380,000	4,198,306
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	10,630,000	10,538,593
Pfizer Inc., Senior Notes	0.800%	5/28/25	9,780,000	9,670,807
Pfizer Inc., Senior Notes	2.625%	4/1/30	6,980,000	7,361,514
Pfizer Inc., Senior Notes	1.700%	5/28/30	6,200,000	6,079,705
Pfizer Inc., Senior Notes	2.550%	5/28/40	5,380,000	5,379,115
Pfizer Inc., Senior Notes	2.700%	5/28/50	13,495,000	13,614,420
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,245,000	1,756,247
Total Pharmaceuticals				147,106,787
Total Health Care				534,090,018
Industrials — 2.3%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	1.433%	2/4/24	9,470,000	9,459,928
Boeing Co., Senior Notes	4.875%	5/1/25	21,700,000	23,759,772
Boeing Co., Senior Notes	3.100%	5/1/26	1,379,000	1,438,347
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,633,309
Boeing Co., Senior Notes	2.800%	3/1/27	1,791,000	1,828,880
Boeing Co., Senior Notes	3.200%	3/1/29	5,382,000	5,544,422
Boeing Co., Senior Notes	5.150%	5/1/30	18,760,000	21,875,178
Boeing Co., Senior Notes	3.250%	2/1/35	14,057,000	14,187,692
Boeing Co., Senior Notes	5.875%	2/15/40	448,000	575,395
Boeing Co., Senior Notes	5.705%	5/1/40	10,370,000	13,338,538
Boeing Co., Senior Notes	3.750%	2/1/50	4,633,000	4,828,077
Boeing Co., Senior Notes	5.805%	5/1/50	20,210,000	27,419,042
Boeing Co., Senior Notes	5.930%	5/1/60	5,180,000	7,208,100
General Dynamics Corp., Senior Notes	4.250%	4/1/40	680,000	831,928
General Dynamics Corp., Senior Notes	4.250%	4/1/50	3,070,000	3,925,201
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,730,000	2,116,721
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	271,000	356,736
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	5,623,000	6,092,369
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	550,000	673,116
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	9,609,000	10,016,452
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	2,964,000	3,174,809
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	37,500,000	52,661,411

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	37

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Aerospace & Defense — continued
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	$2,960,000	$3,110,717
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	5,920,000	6,424,307
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	3,300,000	3,694,482
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	6,230,000	6,219,774
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	833,000	1,032,085
Raytheon Technologies Corp., Senior Notes	4.150%	5/15/45	5,000,000	5,841,557
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	12,100,000	12,393,543
Total Aerospace & Defense				252,661,888
Airlines — 0.1%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	4,030,000	4,030,152
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,440,000	1,469,231
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	11,780,000	12,388,223	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	11,100,000	12,129,878	(a)
Total Airlines				30,017,484
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.700%	2/15/31	410,000	416,932
Carrier Global Corp., Senior Notes	3.577%	4/5/50	650,000	692,996
Total Building Products				1,109,928
Commercial Services & Supplies — 0.1%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	2,606,000	2,616,589
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	3,188,000	3,490,078
Republic Services Inc., Senior Notes	2.500%	8/15/24	3,645,000	3,753,212
Total Commercial Services & Supplies				9,859,879
Electrical Equipment — 0.2%
Eaton Corp., Senior Notes	2.750%	11/2/22	5,615,000	5,720,939
Eaton Corp., Senior Notes	4.150%	11/2/42	2,524,000	2,957,407
Emerson Electric Co., Senior Notes	2.800%	12/21/51	22,670,000	22,248,294
Total Electrical Equipment				30,926,640
Industrial Conglomerates — 0.1%
3M Co., Senior Notes	2.375%	8/26/29	16,008,000	16,437,478
3M Co., Senior Notes	3.050%	4/15/30	771,000	827,592

See Notes to Financial Statements.

38	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Industrial Conglomerates — continued
3M Co., Senior Notes	3.700%	4/15/50	$3,520,000	$4,136,891
General Electric Co., Senior Notes	6.750%	3/15/32	425,000	580,318
Honeywell International Inc., Senior Notes	1.350%	6/1/25	4,670,000	4,692,060
Total Industrial Conglomerates				26,674,339
Machinery — 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	1,840,000	1,985,132
Deere & Co., Senior Notes	3.750%	4/15/50	12,660,000	14,992,877
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	2,960,000	3,011,490
Total Machinery				19,989,499
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	1,150,000	1,153,203
Canadian Pacific Railway Co., Senior Notes	2.450%	12/2/31	27,340,000	27,906,043
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	8,290,000	8,493,260
Union Pacific Corp., Senior Notes	3.750%	7/15/25	2,257,000	2,440,085
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,460,000	4,583,489
Union Pacific Corp., Senior Notes	2.400%	2/5/30	6,030,000	6,151,882
Union Pacific Corp., Senior Notes	2.891%	4/6/36	170,000	178,423
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,990,000	3,531,761
Union Pacific Corp., Senior Notes	3.750%	2/5/70	6,680,000	7,595,478
Total Road & Rail				62,033,624
Trading Companies & Distributors — 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	4,630,000	4,835,057
Transportation Infrastructure — 0.2%
DP World Ltd., Senior Notes	5.625%	9/25/48	39,679,000	48,864,768	(a)
Total Industrials				486,973,106
Information Technology — 2.0%
IT Services — 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	16,559,000	17,306,971
Mastercard Inc., Senior Notes	3.375%	4/1/24	832,000	875,939
Mastercard Inc., Senior Notes	3.350%	3/26/30	5,000,000	5,505,853
Mastercard Inc., Senior Notes	3.850%	3/26/50	15,360,000	18,507,810
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	5,680,000	5,728,005
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	5,950,000	6,027,313
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	3,250,000	3,304,397

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	39

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
IT Services — continued
Visa Inc., Senior Notes	3.150%	12/14/25	$6,117,000	$6,532,611
Visa Inc., Senior Notes	4.300%	12/14/45	6,563,000	8,276,457
Total IT Services				72,065,356
Semiconductors & Semiconductor Equipment — 0.8%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	8,600,000	8,425,601
Broadcom Inc., Senior Notes	4.150%	11/15/30	4,743,000	5,264,484
Broadcom Inc., Senior Notes	3.137%	11/15/35	27,860,000	28,055,983	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	257,000	256,940	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	851,000	918,991
Intel Corp., Senior Notes	1.600%	8/12/28	5,520,000	5,457,476
Intel Corp., Senior Notes	4.750%	3/25/50	8,335,000	11,126,954
Intel Corp., Senior Notes	3.050%	8/12/51	2,710,000	2,777,158
NVIDIA Corp., Senior Notes	2.850%	4/1/30	760,000	808,061
NVIDIA Corp., Senior Notes	3.500%	4/1/40	8,680,000	9,773,994
NVIDIA Corp., Senior Notes	3.500%	4/1/50	17,007,000	19,433,588
NVIDIA Corp., Senior Notes	3.700%	4/1/60	6,630,000	7,949,116
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	4,090,000	4,230,884	(a)
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	9,000	9,202
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	4,150,000	4,074,293
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	5,000,000	5,920,420
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	6,484,000	8,108,595
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	7,100,000	7,106,981
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	41,490,000	42,063,592
Total Semiconductors & Semiconductor Equipment				171,762,313
Software — 0.7%
Adobe Inc., Senior Notes	2.300%	2/1/30	8,650,000	8,850,084
Microsoft Corp., Senior Notes	2.875%	2/6/24	6,985,000	7,273,575
Microsoft Corp., Senior Notes	2.700%	2/12/25	1,943,000	2,033,693
Microsoft Corp., Senior Notes	3.125%	11/3/25	8,660,000	9,245,882
Microsoft Corp., Senior Notes	2.400%	8/8/26	13,371,000	14,006,615
Microsoft Corp., Senior Notes	3.300%	2/6/27	35,520,000	38,733,110
Microsoft Corp., Senior Notes	3.450%	8/8/36	111,000	127,986
Microsoft Corp., Senior Notes	2.525%	6/1/50	5,016,000	4,905,648
Microsoft Corp., Senior Notes	2.921%	3/17/52	2,721,000	2,896,416
Microsoft Corp., Senior Notes	2.675%	6/1/60	187,000	187,024
Microsoft Corp., Senior Notes	3.041%	3/17/62	888,000	952,829
Oracle Corp., Senior Notes	1.650%	3/25/26	20,110,000	19,971,534
Oracle Corp., Senior Notes	2.875%	3/25/31	22,000,000	22,157,478

See Notes to Financial Statements.

40	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Software — continued
salesforce.com Inc., Senior Notes	3.250%	4/11/23	$4,424,000	$4,564,471
salesforce.com Inc., Senior Notes	3.700%	4/11/28	9,212,000	10,229,963
Total Software				146,136,308
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc., Senior Notes	1.125%	5/11/25	16,150,000	16,111,732
Apple Inc., Senior Notes	2.450%	8/4/26	9,994,000	10,447,274
Apple Inc., Senior Notes	3.850%	8/4/46	4,111,000	4,883,448
Total Technology Hardware, Storage & Peripherals				31,442,454
Total Information Technology				421,406,431
Materials — 1.7%
Chemicals — 0.4%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	17,321,000	18,866,224	(a)
Equate Petrochemical BV, Senior Notes	2.625%	4/28/28	24,740,000	24,832,775	(a)
OCP SA, Senior Notes	4.500%	10/22/25	4,836,000	5,117,513	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	14,240,000	14,046,977	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	13,500,000	13,308,502	(a)
Total Chemicals				76,171,991
Metals & Mining — 1.1%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	9,018,000	9,472,249	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	5,355,000	5,960,119	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,212,000	2,380,147	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	752,000	1,024,515
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	8,508,000	11,608,449
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	395,000	396,141
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,863,000	10,420,892
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	14,365,000	15,345,589	(a)
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	33,500,000	34,293,954	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	4,227,000	4,343,729	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	157,000	159,493	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	2,884,000	3,002,922	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	12,140,000	12,771,619	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	41

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — continued
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	$6,017,000	$6,496,088	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	2,155,000	2,321,221	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	32,668,000	41,174,584
Southern Copper Corp., Senior Notes	5.875%	4/23/45	6,846,000	9,414,174
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	33,527,000	38,857,290
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,708,000	8,924,860
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	5,508,000	7,404,019
Total Metals & Mining				225,772,054
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	44,945,000	52,091,255
Total Materials				354,035,300
Real Estate — 0.0%††
Equity Real Estate Investment Trusts (REITs) — 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	3,923,000	4,117,559	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	1,546,675	(a)
Total Real Estate				5,664,234
Utilities — 1.2%
Electric Utilities — 1.2%
Abu Dhabi National Energy Co. PJSC, Senior Notes	2.000%	4/29/28	28,690,000	28,436,094	(a)
Abu Dhabi National Energy Co. PJSC, Senior Notes	3.400%	4/29/51	18,630,000	19,538,213	(a)
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	4,600,000	4,647,868	(a)
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	269,000	362,753
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,415,000	1,509,198	(a)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	4,648,000	5,155,097	(a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	10,000,000	9,822,700	(a)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	20,305,000	19,986,516	(a)
Duke Energy Corp., Senior Notes	2.400%	8/15/22	7,657,000	7,732,213
Duke Energy Corp., Senior Notes	3.150%	8/15/27	3,979,000	4,188,597
Exelon Corp., Senior Notes	5.625%	6/15/35	1,984,000	2,530,254
FirstEnergy Corp., Senior Notes	4.750%	3/15/23	3,824,000	3,981,740

See Notes to Financial Statements.

42	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Electric Utilities — continued
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	$2,770,000	$2,679,975
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	15,102,000	16,277,667
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	25,020,000	33,824,538
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	1,970,000	2,347,469
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	7,057,000	7,783,637
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	10,340,000	10,340,076
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	3,160,000	3,053,288
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	830,000	771,057
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	4,000,000	3,814,923
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	1,940,000	1,801,981
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	4,743,000	5,066,899	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	6,672,000	7,653,985	(a)
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	16,014,000	17,970,510	(b)
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	14,926,000	18,439,879	(a)
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,093,000	1,094,847
Total Electric Utilities				240,811,974
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	2,680,000	2,885,270
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,880,000	2,153,619
Total Multi-Utilities				5,038,889
Total Utilities				245,850,863
Total Corporate Bonds & Notes (Cost — $6,286,627,132)				6,581,695,423
U.S. Government & Agency Obligations — 30.1%
U.S. Government Agencies — 0.1%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	18,010,000	25,452,165
U.S. Government Obligations — 30.0%
U.S. Treasury Bonds	1.125%	8/15/40	105,880,000	92,479,563

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	43

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Bonds	2.250%	5/15/41	$58,290,000	$61,259,147
U.S. Treasury Bonds	1.750%	8/15/41	185,470,000	179,876,920
U.S. Treasury Bonds	2.000%	11/15/41	138,360,000	139,981,406
U.S. Treasury Bonds	3.625%	2/15/44	70,500,000	91,773,926	(g)(h)
U.S. Treasury Bonds	2.875%	8/15/45	103,400,000	121,442,493
U.S. Treasury Bonds	2.750%	8/15/47	83,502,000	97,201,547
U.S. Treasury Bonds	3.000%	2/15/48	63,390,000	77,395,228
U.S. Treasury Bonds	2.000%	2/15/50	83,730,000	85,080,800
U.S. Treasury Bonds	1.250%	5/15/50	137,160,000	116,527,064
U.S. Treasury Bonds	1.375%	8/15/50	511,075,000	447,889,362
U.S. Treasury Bonds	1.625%	11/15/50	213,870,000	199,325,170
U.S. Treasury Bonds	1.875%	2/15/51	1,015,910,000	1,005,512,791
U.S. Treasury Bonds	2.375%	5/15/51	209,515,000	231,481,338
U.S. Treasury Bonds	2.000%	8/15/51	63,890,000	65,147,834
U.S. Treasury Bonds	1.875%	11/15/51	98,610,000	97,855,017
U.S. Treasury Notes	0.125%	7/15/23	290,000	287,938
U.S. Treasury Notes	0.250%	11/15/23	1,430,000	1,418,381
U.S. Treasury Notes	0.625%	10/15/24	10,550,000	10,466,342
U.S. Treasury Notes	0.250%	5/31/25	192,870,000	187,641,414
U.S. Treasury Notes	0.250%	8/31/25	1,260,000	1,220,674
U.S. Treasury Notes	0.250%	9/30/25	1,880,000	1,820,809
U.S. Treasury Notes	0.250%	10/31/25	80,150,000	77,476,246
U.S. Treasury Notes	0.375%	11/30/25	19,590,000	19,000,004
U.S. Treasury Notes	0.375%	1/31/26	3,750,000	3,628,857
U.S. Treasury Notes	0.500%	2/28/26	100,000,000	97,175,781
U.S. Treasury Notes	0.750%	3/31/26	49,120,000	48,191,325
U.S. Treasury Notes	2.125%	5/31/26	44,780,000	46,518,723
U.S. Treasury Notes	0.625%	7/31/26	108,000,000	105,025,782
U.S. Treasury Notes	0.875%	9/30/26	65,680,000	64,530,600
U.S. Treasury Notes	2.000%	11/15/26	30,410,000	31,461,283
U.S. Treasury Notes	1.250%	11/30/26	1,550,000	1,549,273
U.S. Treasury Notes	0.625%	11/30/27	101,250,000	96,998,291
U.S. Treasury Notes	0.625%	12/31/27	93,399,000	89,389,410
U.S. Treasury Notes	1.250%	3/31/28	25,960,000	25,734,878
U.S. Treasury Notes	1.250%	4/30/28	348,490,000	345,399,873
U.S. Treasury Notes	1.250%	5/31/28	177,810,000	176,094,411
U.S. Treasury Notes	1.250%	6/30/28	731,380,000	724,066,200
U.S. Treasury Notes	1.000%	7/31/28	148,530,000	144,636,889
U.S. Treasury Notes	1.125%	8/31/28	157,640,000	154,622,673

See Notes to Financial Statements.

44	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	1.250%	9/30/28	$127,190,000	$125,739,239
U.S. Treasury Notes	1.375%	10/31/28	93,820,000	93,468,175
U.S. Treasury Notes	1.500%	11/30/28	41,420,000	41,594,741
U.S. Treasury Notes	1.375%	12/31/28	13,650,000	13,592,414
U.S. Treasury Notes	1.625%	5/15/31	166,000,000	168,165,782
U.S. Treasury Notes	1.250%	8/15/31	256,450,000	250,800,086
U.S. Treasury Notes	1.375%	11/15/31	25,000,000	24,691,406
Total U.S. Government Obligations				6,282,637,506
Total U.S. Government & Agency Obligations (Cost — $6,332,289,970)				6,308,089,671
Mortgage-Backed Securities — 16.7%
FHLMC — 3.7%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-10/1/51	58,395,897	61,112,052
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-3/1/50	49,446,801	52,664,646
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	102,069	117,289
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-10/1/48	2,540,604	2,788,357
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-9/1/51	112,849,493	115,964,781
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	7/1/41-1/1/52	6,689,264	6,754,534	(i)
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-12/1/51	296,151,668	296,638,744
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	1/1/47-3/1/50	21,854,461	23,541,638
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/49	15,128,383	16,445,623
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	1/1/52	900,000	923,232	(i)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.620%)	2.875%	11/1/47	14,908,301	15,402,492	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.622%)	3.090%	2/1/50	20,005,312	20,679,819	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.016%	11/1/48	41,053,339	42,409,122	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.078%	3/1/47	3,396,588	3,478,706	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	45

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-6/1/47	$12,224,670	$13,427,863
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-11/1/48	6,061,852	6,695,460
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/24-3/1/39	363,129	421,727
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32-9/1/39	208,212	237,617
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-2/1/49	8,358,850	8,990,789
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	1/1/34-9/1/48	51,190,177	54,038,034
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35-4/1/38	1,541,306	1,699,642
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	124,506	144,379
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41-7/1/48	32,364,982	35,264,315
Total FHLMC				779,840,861
FNMA — 10.9%
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	645,847	674,383
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	15,204	15,469
Federal National Mortgage Association (FNMA)	6.000%	1/1/26-7/1/41	5,852,324	6,736,060
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	1,005,584	1,150,056
Federal National Mortgage Association (FNMA)	3.080%	1/1/28	4,692,730	5,023,959
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	2,184,796	2,389,672
Federal National Mortgage Association (FNMA)	3.040%	6/1/29	1,791,118	1,953,438
Federal National Mortgage Association (FNMA)	2.790%	8/1/29	10,478,000	11,237,905
Federal National Mortgage Association (FNMA)	2.260%	4/1/30	8,748,961	9,126,491
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-1/1/59	136,534,015	149,140,128

See Notes to Financial Statements.

46	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-5/1/40	$552,962	$643,776
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-12/1/49	30,155,496	33,318,874
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-6/1/51	303,252,128	323,075,271
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	2,200,000	2,344,060
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	3,389,399	3,664,962	(c)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-9/1/51	424,465,099	446,303,376
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-9/1/56	2,958,744	3,395,643
Federal National Mortgage Association (FNMA)	1.500%	12/1/35-3/1/36	4,826,678	4,846,282
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-10/1/51	280,507,819	288,923,313
Federal National Mortgage Association (FNMA)	2.000%	10/1/41-11/1/51	269,344,566	269,981,451
Federal National Mortgage Association (FNMA)	2.000%	12/1/41	10,600,000	10,751,346	(i)
Federal National Mortgage Association (FNMA)	4.000%	7/1/42-6/1/57	276,782,940	300,080,385
Federal National Mortgage Association (FNMA)	2.000%	1/1/52-2/1/52	44,300,000	44,132,678	(j)
Federal National Mortgage Association (FNMA)	2.500%	1/1/52-2/1/52	221,100,000	225,457,336	(j)
Federal National Mortgage Association (FNMA)	3.000%	1/1/52-2/1/52	85,600,000	88,661,682	(j)
Federal National Mortgage Association (FNMA)	3.000%	1/1/52	300,000	315,820	(i)
Federal National Mortgage Association (FNMA)	4.000%	1/1/52	5,600,000	5,956,985	(j)
Federal National Mortgage Association (FNMA)	3.500%	2/1/52	42,600,000	44,786,148	(j)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.790%)	1.877%	11/1/35	151,949	158,418	(c)
Total FNMA				2,284,245,367

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	47

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
GNMA — 2.1%
Government National Mortgage Association (GNMA)	7.500%	12/15/22-8/15/32	$21,139	$22,593
Government National Mortgage Association (GNMA)	6.500%	10/15/23-8/15/34	2,033,413	2,290,778
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	7,656	7,853
Government National Mortgage Association (GNMA)	6.000%	11/15/28-6/15/35	1,274,157	1,432,163
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	94,894	108,568
Government National Mortgage Association (GNMA)	5.000%	1/15/40	22,126	25,515
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	7,825,860	8,222,105
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	5,593,075	5,943,680
Government National Mortgage Association (GNMA)	4.000%	3/15/50	349,860	372,364
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	1,406,161	1,598,951
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	343,445	404,320
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-12/20/50	87,432,447	92,729,757
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-4/20/50	23,007,071	24,698,586
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-11/20/50	94,796,291	100,316,391
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-9/20/51	60,150,191	62,387,808
Government National Mortgage Association (GNMA) II	4.000%	6/20/47-4/20/50	84,606,995	90,134,276
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	17,530,274	17,709,434
Government National Mortgage Association (GNMA) II	3.000%	1/1/52	34,800,000	36,008,632	(j)
Total GNMA				444,413,774
Total Mortgage-Backed Securities (Cost — $3,493,359,362)				3,508,500,002
Collateralized Mortgage Obligations (k) — 8.7%
Alternative Loan Trust, 2006-OA8 1A1 (1 mo. USD LIBOR + 0.380%)	0.482%	7/25/46	509,492	467,080	(c)

See Notes to Financial Statements.

48	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
APS Resecuritization Trust, 2015-3 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.960%)	0.965%	10/27/46	$1,753,424	$1,760,786	(a)(c)
Banc of America Funding Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.150%)	0.242%	2/27/37	1,705,157	1,691,055	(a)(c)
BANK, 2017-BNK5 A4	3.131%	6/15/60	7,310,000	7,726,879
BANK, 2020-BN29 C	3.027%	11/15/53	1,930,000	1,909,170	(c)
BANK, 2021-BN36 XA, IO	0.920%	9/15/64	44,330,088	2,776,309	(c)
Bear Stearns ARM Trust, 2004-9 24A1	2.737%	11/25/34	459,797	453,464	(c)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	3,870,000	3,827,647
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,280,000	13,668,828	(c)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.110%	4/15/54	22,119,076	1,818,790	(c)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.360%	7/15/35	21,879,000	21,895,681	(a)(c)
BX Commercial Mortgage Trust, 2019-IMC A (1 mo. USD LIBOR + 1.000%)	1.110%	4/15/34	8,956,000	8,949,420	(a)(c)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.030%	10/15/36	9,960,796	9,972,621	(a)(c)
BX Commercial Mortgage Trust, 2020-FOX A (1 mo. USD LIBOR + 1.000%)	1.110%	11/15/32	13,063,457	13,076,732	(a)(c)
BX Commercial Mortgage Trust, 2020- VIV3 B	3.544%	3/9/44	7,530,000	7,815,398	(a)(c)
BX Commercial Mortgage Trust, 2020- VIVA D	3.549%	3/11/44	2,500,000	2,499,163	(a)(c)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. USD LIBOR + 0.689%)	0.799%	10/15/38	42,065,000	41,864,897	(a)(c)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	4,209,000	4,517,746	(c)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.540%	4/25/35	23,913	19,596	(c)
CHT Mortgage Trust, 2017-CSMO A (1 mo. USD LIBOR + 0.930%)	1.040%	11/15/36	19,681,000	19,695,432	(a)(c)
CHT Mortgage Trust, 2017-CSMO B (1 mo. USD LIBOR + 1.400%)	1.510%	11/15/36	1,340,000	1,341,313	(a)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,773,000	1,866,802
Citigroup Commercial Mortgage Trust, 2016-C2 B	3.176%	8/10/49	6,920,000	7,030,851
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	8,956,000	9,629,120

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	49

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	$2,624,000	$2,744,238	(c)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	17,000,000	18,123,224
Citigroup Commercial Mortgage Trust, 2019-SMRT A	4.149%	1/10/36	10,269,000	10,772,524	(a)
Citigroup Mortgage Loan Trust, 2018-RP2 A1	2.821%	2/25/58	8,095,982	8,260,771	(a)(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	1.010%	11/15/37	57,485,286	57,505,613	(a)(c)
COLT Trust, 2021-RPL1 A1	1.665%	9/25/61	10,238,953	10,172,437	(a)(c)
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	4,057,000	4,184,716	(a)(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	448,000	463,013
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	394,000	407,552	(c)
Commercial Mortgage Trust, 2013-CR12 C	5.072%	10/10/46	188,000	186,426	(c)
Commercial Mortgage Trust, 2014-277P A	3.611%	8/10/49	2,830,000	2,961,536	(a)(c)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.117%	3/10/47	13,434,438	259,794	(c)
Commercial Mortgage Trust, 2015-CR24 AM	4.028%	8/10/48	7,541,000	8,032,370	(c)
Commercial Mortgage Trust, 2017-PANW A	3.244%	10/10/29	9,771,000	9,971,917	(a)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	8,430,000	8,327,373	(a)
Credit Suisse Mortgage Capital Trust, 2020-FACT A (1 mo. USD LIBOR + 1.350%)	1.460%	10/15/37	12,350,000	12,364,585	(a)(c)
Credit Suisse Mortgage Capital Trust, 2021-4SZN A (30 Day Average SOFR + 3.967%)	4.067%	11/15/23	17,000,000	17,042,832	(a)(c)
CSAIL Commercial Mortgage Trust, 2018- C14 A4	4.422%	11/15/51	14,929,000	16,927,133	(c)
CSAIL Commercial Mortgage Trust, 2019- C15 A4	4.053%	3/15/52	13,433,000	15,012,822
CSMC Trust, 2015-12R 2A1	0.592%	11/30/37	4,278,676	4,278,584	(a)(c)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	8,179,848	8,597,743	(a)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	21,829,042	22,188,796	(a)(c)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.090%	5/15/36	24,332,000	24,352,480	(a)(c)
CSMC Trust, 2019-NQM1 A1, Step bond (2.656% to 11/25/23 then 3.656%)	2.656%	10/25/59	7,972,611	8,042,249	(a)

See Notes to Financial Statements.

50	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
CSMC Trust, 2020-522F A (1 mo. USD LIBOR + 3.739%, 4.139% floor)	4.139%	9/16/25	$54,350,000	$54,409,394	(a)(c)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	12,638,025	12,691,666	(a)(c)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	25,590,059	25,766,702	(a)(c)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.844%	7/25/47	19,201,225	19,538,112	(a)(c)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	9,355,210	9,248,776	(a)(c)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	3,199,435	3,161,795	(a)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	40,968,536	40,648,227	(a)(c)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	13,207,368	13,109,669	(a)(c)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	32,820,528	32,902,553	(a)(c)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	14,520,694	14,607,333	(a)(c)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	17,139,321	17,153,449	(a)(c)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	19,665,651	19,663,830	(a)(c)
DBCG Mortgage Trust, 2017-BBG A (1 mo. USD LIBOR + 0.700%)	0.810%	6/15/34	7,610,000	7,594,272	(a)(c)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,320,000	1,385,951	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	0.552%	6/25/34	22,503	22,254	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust Series, 2006-PR1 4AF1 (1 mo. USD LIBOR + 0.290%)	0.400%	4/15/36	3,549,278	3,204,934	(a)(c)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	4,076,277	4,129,985	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	10,000,000	969,175	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	9,000,000	1,308,777	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K062 X1, IO	0.298%	12/25/26	262,617,253	3,712,463	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K072 X1, IO	0.368%	12/25/27	62,125,499	1,258,072	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.559%	3/25/29	24,973,826	943,119	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	51

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	0.952%	5/25/29	$20,142,943	$1,242,791	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.238%	6/25/29	10,114,000	871,377	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.835%	10/25/29	14,839,329	864,373	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.311%	7/25/26	8,657,718	420,097	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.637%	10/25/26	42,214,341	1,104,682	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.572%	12/25/27	17,992,675	557,591	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.779%	3/25/28	18,495,998	703,168	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1515 X1, IO	1.512%	2/25/35	25,643,346	3,970,872	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.512%	5/25/35	7,458,154	1,214,644	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.331%	7/25/35	6,482,042	929,225	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.472%	2/25/36	14,987,728	791,252	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.202%	6/25/27	7,828,559	346,475	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	7,533,786
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	1,198,674	1,376,277

See Notes to Financial Statements.

52	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2019 RR01 X, IO	1.534%	6/25/28	$15,000,000	$1,313,734	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	1,856,211	2,077,081
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	6.180%	11/15/36	305,989	50,933	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.320%	2/15/37	800,117	141,303	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	5.920%	9/15/37	639,660	107,398	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	6.120%	1/15/40	169,487	29,059	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	603,866	659,492
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.840%	10/15/41	451,809	68,590	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	6.380%	12/15/41	310,976	59,231	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.940%	8/15/39	611,408	94,980	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.890%	8/15/42	758,883	122,358	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	575,167	58,148
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.090%	5/15/39	27,389	111	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4194 BI, IO	3.500%	4/15/43	1,573,431	184,482
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.140%	9/15/42	487,009	59,215	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	53

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	$781,118	$35,651
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	272,909	7,030
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4310 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.840%	2/15/44	1,059,171	163,375	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4335 SW, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.890%	5/15/44	395,608	63,630	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	1.592%	4/15/41	558,564	30,961	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	4,714,848	4,872,958
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	3,048,780	3,151,149
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	2,291,722	2,364,521
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	4,502,091	578,344
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	11,922,606	1,735,718
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	5,311,292	780,368
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	9,971,362	1,270,330
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	3,239,261	383,031
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	15,383,680	2,413,618
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	6,245,365	830,211
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	18,596,662	2,522,057
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	24,472,908	3,169,364
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	12,200,134	1,416,957

See Notes to Financial Statements.

54	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M1 (30 Day Average SOFR + 0.900%)	0.950%	12/25/50	$3,819,810	$3,820,425	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	1.550%	10/25/41	38,510,000	38,527,899	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	192,403	10,889
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.990%	8/15/44	273,560	47,864	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.890%	12/15/46	4,191,588	684,195	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2B (1 mo. USD LIBOR + 3.450%)	3.553%	10/25/29	8,336,000	8,635,170	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA1 M1 (30 Day Average SOFR + 0.650%)	0.700%	1/25/51	3,709,173	3,708,490	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.350%	8/25/33	20,330,000	20,721,924	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	1.353%	7/25/29	14,035,396	14,047,471	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2012-M13 X2, IO	0.662%	5/25/22	29,609,906	296	(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M1 X2, IO	0.554%	8/25/22	20,574,686	206	(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.353%	2/25/43	496,488	545,954	(c)
Federal National Mortgage Association (FNMA) ACES, 2014-M3 X2, IO	0.000%	1/25/24	27,076,098	86,714	(c)
Federal National Mortgage Association (FNMA) ACES, 2015-M4 X2, IO	0.735%	7/25/22	6,124,794	6,701	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	55

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) ACES, 2015-M7 X2, IO	0.465%	12/25/24	$95,960,149	$1,236,984	(c)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	1,896,765	2,034,207	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.121%	4/25/28	1,074,456	1,164,252	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	4,257,671
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	2,048,000	2,318,439
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	3,648,000	4,006,203
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	4,586,061	5,087,713
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.833%	6/25/34	5,671,994	323,270	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.589%	6/25/29	9,892,076	353,444	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	221,638	233,834
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	5,594,131	5,992,674	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	2,703,781	2,786,895
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,566,059	1,623,718
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.464%	9/25/34	21,701,325	2,151,880	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.536%	12/25/33	39,189,511	4,031,550	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.378%	4/25/40	376,072	65,115	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	2,341,073	2,461,444
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	594,098	675,288
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	6.598%	10/25/26	219,839	18,557	(c)

See Notes to Financial Statements.

56	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	$47,314	$51,273
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.398%	4/25/42	815,304	156,798	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	539,929	622,433
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	218,532	263,257
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.548%	2/25/41	18,929	173	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	41,617	39,306
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.548%	3/25/42	732,991	102,281	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	83,235	78,561
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.498%	7/25/42	146,747	24,262	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	222,935	9,300
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.048%	12/25/42	575,512	102,280	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.048%	12/25/42	345,722	59,571	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	1,062,735	1,247,652
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	2,618,923	2,948,699
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	629,808	69,363
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	362,382	7,168
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	887,659	91,192

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	57

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.048%	6/25/43	$1,403,962	$247,391	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.848%	12/25/43	2,835,362	496,955	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-126 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.048%	9/25/41	1,164,120	124,986	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.627%	8/25/44	1,594,259	85,383	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.048%	8/25/45	739,578	147,799	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.998%	10/25/57	8,430,402	1,542,717	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.098%	11/25/47	2,557,538	439,045	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	6,285,616	5,804,469
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	8,778,087	1,301,165
Federal National Mortgage Association (FNMA) REMIC, 2020-57 NI, IO	2.500%	8/25/50	7,642,363	1,079,796
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	4,463,589	649,470
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	27,944,452	3,644,303
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	31,893,635	4,262,367
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	18,671,829	2,629,929
Federal National Mortgage Association (FNMA) REMIC, 2021-3 IB, IO	2.500%	2/25/51	23,466,252	3,814,944
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	24,038,093	3,258,388
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	34,326,541	4,588,140

See Notes to Financial Statements.

58	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) REMIC, 2021-69 IJ, IO	2.500%	1/25/49	$47,497,782	$6,333,540
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	228,490	46,868
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	80,313	11,573
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	42,531	6,652	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	36,417	6,112	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	57,098	8,654
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	288,590	48,696
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	697,962	31,838
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	930,460	45,613
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	766,562	75,380
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	887,728	120,630
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	630,385	88,166
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	430,312	60,189
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	1,518,429	1,522,679	(a)(c)
Freddie Mac Multifamily ML Certificates, 2020-ML07 XUS, IO	2.006%	10/25/36	17,256,132	3,301,098	(a)(c)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	40,298,407	11,441	(a)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	349,490,096	2,262,756	(a)
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	1,559,194	1,573,528	(a)(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.376%	4/20/40	72,268	12,456	(c)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	310,677	314,034
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	145,477	149,182

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	59

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	6.446%	6/20/40	$1,265,089	$256,018	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.546%	1/20/40	59,433	2,524	(c)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	586,969	594,431
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	0.643%	3/20/60	1,115,724	1,119,478	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	1.093%	5/20/60	530,379	536,608	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.431%	8/20/58	404,105	403,969	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	0.461%	12/20/60	784,486	784,788	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	0.481%	12/20/60	1,282,511	1,283,447	(c)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	0.581%	1/20/61	948,096	950,735	(c)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	0.581%	12/20/60	1,107,396	1,110,897	(c)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	0.531%	2/20/61	875,597	877,206	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	0.561%	3/20/61	1,338,553	1,341,963	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	0.581%	3/20/61	1,061,160	1,063,857	(c)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.718%	4/16/53	12,469,825	130,009	(c)

See Notes to Financial Statements.

60	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.946%	3/20/42	$1,395,973	$268,084	(c)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.029%	3/16/49	3,058,866	3,186	(c)
Government National Mortgage Association (GNMA), 2012-66 CI, IO	3.500%	2/20/38	42,969	57
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	76,647	2,852
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.993%	8/16/42	524,392	95,566	(c)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.132%	2/16/53	6,364,291	29,658	(c)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.093%	10/16/42	558,767	105,357	(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.126%	10/16/48	60,504,461	353,981	(c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.384%	11/16/47	18,729,404	253,965	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.768%	11/16/47	4,226,682	4,326,107	(c)
Government National Mortgage Association (GNMA), 2013-145 XI, IO	0.001%	9/16/44	497,675	831
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.132%	2/16/46	4,769,519	122,810	(c)
Government National Mortgage Association (GNMA), 2014-005 SP, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.043%	6/16/43	336,950	28,426	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.367%	6/16/48	109,635	115,176	(c)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.143%	2/16/48	781,137	8,418	(c)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.599%	9/16/55	4,018,557	123,776	(c)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.096%	8/20/44	4,801,883	1,027,574	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	769,286	33,841

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	61

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.492%	8/16/54	$8,013,482	$129,754	(c)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.702%	4/16/55	19,129,355	563,145	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,612,272	254,271
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	8,651,011	1,527,655
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.993%	10/16/46	1,703,856	443,863	(c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.519%	8/16/58	7,010,942	257,982	(c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.617%	2/16/57	9,128,175	408,137	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.617%	7/16/58	5,196,342	202,646	(c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.529%	2/16/59	4,433,219	187,168	(c)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.519%	4/16/57	7,005,289	271,361	(c)
Government National Mortgage Association (GNMA), 2017-157 IO	0.668%	12/16/59	4,283,475	216,725	(c)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.535%	3/16/60	3,481,663	149,639	(c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.360%	11/20/67	563,773	38,866	(c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	1,557,275	1,628,624
Government National Mortgage Association (GNMA), 2018-130 A	3.250%	5/16/59	827,486	837,565
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	0.381%	2/20/68	4,703,997	4,697,690	(c)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	0.381%	5/20/68	7,782,142	7,771,614	(c)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	0.381%	5/20/68	3,649,946	3,644,261	(c)

See Notes to Financial Statements.

62	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	$1,383,347	$1,395,394
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	3,300,999	3,431,573
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	10,136,007	1,347,501
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	3,391,844	506,694
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.866%	5/16/60	15,592,667	1,123,367	(c)
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	3,798,166	485,893
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	11,427,578	1,462,095
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	5,518,263	737,640
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	5,190,858	716,565
Government National Mortgage Association (GNMA), 2020-157 IO, IO	0.962%	6/16/62	18,392,517	1,427,528	(c)
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	3,755,567	492,793
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	5,350,548	705,383
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	17,578,560	2,326,971
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	38,359,714	3,922,871
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.914%	11/16/60	5,875,750	471,317	(c)
Government National Mortgage Association (GNMA), 2020-195 IO, IO	0.966%	12/16/62	95,987,873	7,992,689	(c)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.254%	5/20/70	11,091,055	11,599,522	(c)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.354%	4/20/70	9,215,693	9,480,387	(c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.604%	7/20/70	2,710,486	2,734,458	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	63

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.554%	7/20/70	$3,510,946	$3,535,932	(c)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.554%	7/20/70	32,005,340	32,216,556	(c)
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	24,640,875	4,567,728
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	16,968,164	1,210,553	(c)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.835%	5/16/63	17,363,176	1,305,812	(c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.897%	10/16/62	14,833,314	1,147,920	(c)
Great Wolf Trust, 2019-WOLF B (1 mo. USD LIBOR + 1.334%)	1.444%	12/15/36	8,101,000	8,075,386	(a)(c)
GS Mortgage Securities Corp. II, 2018- SRP5 A (1 mo. USD LIBOR + 1.550%)	1.660%	9/15/31	25,318,123	23,099,651	(a)(c)
GS Mortgage Securities Corp. II, 2018- SRP5 B (1 mo. USD LIBOR + 2.750%)	2.860%	9/15/31	30,627,257	25,240,658	(a)(c)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	1,003,000	1,043,585	(c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	10,290,000	11,126,231
GS Mortgage Securities Corp. Trust, 2018-RIVR D (1 mo. USD LIBOR + 1.334%)	1.444%	7/15/35	11,033,000	10,477,037	(a)(c)
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.740%)	0.844%	6/20/35	3,960,885	3,967,836	(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	2.873%	9/25/35	14,233	13,443	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.548%	8/15/46	2,260,000	2,292,345	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.886%	1/15/47	439,000	461,448	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.553%	9/15/47	1,379,000	1,344,260	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	1,791,000	1,819,694
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	1.619%	5/15/28	2,186,936	1,896,074	(a)(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	7,107,416	7,207,213	(a)(c)

See Notes to Financial Statements.

64	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	$6,125,208	$6,173,907	(a)(c)
Legacy Mortgage Asset Trust, 2020-GS5 A1	3.250%	6/25/60	8,485,635	8,587,626	(a)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond (1.892% to 1/25/24, 4.892% to 1/25/25 then 5.892%)	1.892%	10/25/66	16,816,287	16,807,413	(a)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond	1.750%	4/25/61	9,201,493	9,130,488	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	44,180	40,240	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	0.452%	5/25/35	370,354	194,965	(a)(c)
Merrill Lynch Mortgage Investors Trust Series, 2005-A8 A3A3 (1 mo. USD LIBOR + 0.740%)	0.842%	8/25/36	3,119,243	3,122,646	(c)
Merrill Lynch Mortgage Investors Trust Series, 2005-A9 3A1	2.606%	12/25/35	15,041	11,735	(c)
Merrill Lynch Mortgage Investors Trust Series MLCC, 2006-1 1A	2.091%	2/25/36	31,618	31,697	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	1,260,000	1,362,465	(c)
Morgan Stanley Capital I Trust, 2017- ASHF A (1 mo. USD LIBOR + 0.850%)	0.960%	11/15/34	2,134,024	2,131,268	(a)(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.510%	5/15/36	19,362,000	19,149,887	(a)(c)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.022%	3/15/52	41,836,124	2,561,203	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.501%	7/25/35	322,923	312,867	(c)
MRA Issuance Trust, 2021-14 A1Y (1 mo. USD LIBOR + 1.750%)	1.851%	1/30/22	19,470,000	19,495,545	(a)
MRA Issuance Trust, 2021-EBO1 A2X (1 mo. USD LIBOR + 1.750%)	1.849%	4/15/22	21,370,000	21,433,392	(a)(c)
MRA Issuance Trust, 2021-EBO4 A1X (1 mo. USD LIBOR + 1.750%)	1.849%	2/16/22	40,590,000	40,634,795	(a)(c)
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	6,358,000	6,599,537	(a)(c)
MSG III Securitization Trust, 2021-1 A (1 mo. USD LIBOR + 0.750%)	0.842%	6/25/54	36,200,000	36,209,926	(a)(c)
NAAC Reperforming Loan REMIC Trust Certificates Series, 2004-R3 A1	6.500%	2/25/35	126,177	127,549	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	65

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	$15,583,000	$15,672,378	(a)
New Residential Mortgage Loan Trust, 2015-2A A1	3.750%	8/25/55	6,476,153	6,773,757	(a)(c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	4,759,616	5,033,574	(a)(c)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	7,037,500	7,435,953	(a)(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	7,139,002	7,504,856	(a)(c)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	9,237,300	9,748,718	(a)(c)
New Residential Mortgage Loan Trust, 2018-3A A1	4.500%	5/25/58	12,292,354	13,101,690	(a)(c)
New Residential Mortgage Loan Trust, 2018-RPL1 A1	3.500%	12/25/57	10,560,085	10,802,141	(a)(c)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	12,530,389	13,120,676	(a)(c)
New Residential Mortgage Loan Trust, 2019-4A A1B	3.500%	12/25/58	14,127,223	14,655,523	(a)(c)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	15,750,569	15,666,409	(a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2 A5	5.476%	5/25/35	54,660	35,810
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	343,140	347,338	(a)(c)
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	29,032,371	29,005,185	(a)(c)
OBX Trust, 2021-NQM3 A3	1.362%	7/25/61	9,583,548	9,479,640	(a)(c)
Onslow Bay Mortgage Loan Trust, 2021- NQM4 A1	1.957%	10/25/61	10,270,728	10,241,744	(a)(c)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	0.594%	10/15/36	27,190,000	26,971,278	(a)(c)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	239,339	238,919	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	13,060,962	12,530,543	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	10,443,719	10,306,383	(a)(c)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	12,424,401	12,401,407	(a)(c)
SBALR Commercial Mortgage Trust, 2020- RR1 A3	2.825%	2/13/53	22,200,000	22,674,516	(a)
Soho Trust, 2021-SOHO A	2.697%	8/10/38	34,000,000	33,169,598	(a)(c)

See Notes to Financial Statements.

66	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Structured Adjustable Rate Mortgage Loan Trust, 2005-19XS 1A1 (1 mo. USD LIBOR + 0.320%)	0.422%	10/25/35	$192,566	$192,361	(c)
UBS Commercial Mortgage Trust, 2018- C11 B	4.713%	6/15/51	1,430,000	1,554,661	(c)
UBS Commercial Mortgage Trust, 2018- C15 C	5.109%	12/15/51	2,960,000	3,187,582	(c)
VLS Commercial Mortgage Trust, 2020- LAB A	2.130%	10/10/42	36,680,000	36,315,500	(a)
VLS Commercial Mortgage Trust, 2020- LAB B	2.453%	10/10/42	2,250,000	2,231,586	(a)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9 1A7	2.515%	9/25/33	6,790	6,805	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2007-HY4 4A1	2.224%	9/25/36	81,602	77,258	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	1,267,480	1,285,527	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	2,066,000	2,145,854
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, IO	1.091%	5/15/48	32,005,359	897,235	(c)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	7,160,000	7,997,197
Wells Fargo Commercial Mortgage Trust, 2021-C60 XA, IO	1.557%	8/15/54	99,439,035	11,539,582	(c)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	224,000	232,714	(c)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.005%	3/15/47	7,388,917	118,557	(c)
WFRBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	4,621,000	4,748,327	(c)
WFRBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.019%	8/15/47	23,361,785	494,471	(c)
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,611,000	2,720,262
Worldwide Plaza Trust, 2017-WWP A	3.526%	11/10/36	5,725,000	6,101,587	(a)
ZH Trust, 2021-2 A	2.349%	10/17/27	31,870,000	31,728,781	(a)
Total Collateralized Mortgage Obligations (Cost — $1,821,213,587)				1,814,926,849
Asset-Backed Securities — 6.3%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. USD LIBOR + 1.150%)	1.277%	10/23/34	30,500,000	30,500,485	(a)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	67

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
AIMCO CLO Series, 2017-AA AR (3 mo. USD LIBOR + 1.050%)	1.182%	4/20/34	$400,000	$400,300	(a)(c)
Allegro CLO XI Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	1.514%	1/19/33	7,750,000	7,755,369	(a)(c)
AMMC CLO XI Ltd., 2012-011A A1R2 (3 mo. USD LIBOR + 1.010%)	1.142%	4/30/31	1,543,000	1,544,804	(a)(c)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	1.137%	7/25/32	178,645	178,662	(c)
Apidos CLO XXXV, 2021-35A A (3 mo. USD LIBOR + 1.050%)	1.182%	4/20/34	4,300,000	4,290,441	(a)(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	11,108,790	11,277,868	(a)
Aqua Finance Trust, 2021-A A	1.540%	7/17/46	17,487,871	17,344,932	(a)
Arbys Funding LLC, 2020-1A A2	3.237%	7/30/50	888,750	911,235	(a)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	1.044%	4/15/30	8,060,000	8,055,698	(a)(c)
Argent Securities Trust, 2006-W4 A2B (1 mo. USD LIBOR + 0.220%)	0.322%	5/25/36	99,479	34,702	(c)
Atrium IX, 9A AR2 (3 mo. USD LIBOR + 0.990%)	1.166%	5/28/30	1,090,000	1,090,002	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	17,911,000	18,334,635	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A A	2.330%	8/20/26	30,670,000	31,452,551	(a)
Bain Capital Credit CLO, 2020-1A A1 (3 mo. USD LIBOR + 1.190%)	1.312%	4/18/33	4,650,000	4,655,265	(a)(c)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. USD LIBOR + 1.170%)	1.382%	1/20/35	13,140,000	13,139,847	(a)(c)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	1.360%	11/20/30	930,000	930,621	(a)(c)
BCRED MML CLO LLC, 2021-1A A (3 mo. USD LIBOR + 1.480%)	1.810%	1/15/35	15,260,000	15,247,975	(a)(c)
Bear Stearns Asset Backed Securities I Trust, 2004-HE10 M1 (1 mo. USD LIBOR + 0.975%)	1.067%	12/25/34	3,385,913	3,363,183	(c)
Benefit Street Partners CLO IV Ltd., 2014- IVA ARRR (3 mo. USD LIBOR + 1.180%)	1.312%	1/20/32	6,000,000	6,002,911	(a)(c)(l)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	13,528,281	13,382,299	(a)
BlackRock Elbert CLO V Ltd., 5A A1 (3 mo. USD LIBOR + 1.900%)	2.103%	12/15/31	13,640,000	13,662,003	(a)(c)

See Notes to Financial Statements.

68	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
BlueMountain CLO Ltd., 2013-2A A1R (3 mo. USD LIBOR + 1.180%)	1.308%	10/22/30	$245,096	$245,216	(a)(c)
BlueMountain CLO XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.080%)	1.204%	7/15/31	8,000,000	8,004,602	(a)(c)
BlueMountain CLO XXVIII Ltd., 2021-28A A (3 mo. USD LIBOR + 1.260%)	1.384%	4/15/34	11,330,000	11,369,668	(a)(c)
BlueMountain CLO XXX Ltd., 2020-30A A (3 mo. USD LIBOR + 1.390%)	1.514%	1/15/33	3,900,000	3,902,651	(a)(c)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	2.711%	12/27/39	1,854,563	1,885,577	(c)
Canyon CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.180%)	1.304%	7/15/34	5,980,000	5,987,565	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-1A A1R2 (3 mo. USD LIBOR + 0.970%)	1.092%	4/17/31	4,486,360	4,479,359	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.185%	7/27/31	16,300,770	16,295,522	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.136%	7/28/28	5,032,079	5,037,523	(a)(c)
Carlyle US CLO Ltd., 2018-2A A2 (3 mo. USD LIBOR + 1.600%)	1.724%	10/15/31	4,050,000	4,057,077	(a)(c)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	1.832%	4/20/29	6,605,000	6,612,258	(a)(c)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.120%)	1.242%	7/17/34	24,600,000	24,630,718	(a)(c)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	1.382%	7/20/30	1,000,000	1,000,500	(a)(c)
Cedar Funding V CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	6,920,000	6,924,371	(a)
Cerberus Loan Funding XXVII LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	1.924%	1/15/32	1,950,000	1,950,061	(a)(c)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	1.974%	10/15/31	7,690,000	7,690,328	(a)(c)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	1.140%	4/23/29	3,538,722	3,540,493	(a)(c)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	3,163,000	3,183,045	(a)
Commonbond Student Loan Trust, 2020-1 A	1.690%	10/25/51	8,312,219	8,139,318	(a)
Conseco Finance Corp., 1996-5 B1	8.100%	7/15/26	10,603	13	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.680%)	0.782%	12/25/36	224,127	190,733	(a)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	69

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Credit-Based Asset Servicing & Securitization LLC, 1999-3 A	5.612%	2/3/29	$2,795	$2,203	(a)(c)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	23,747,457	24,264,512	(a)(c)
CSMC Trust, 2017-RPL1 M1	2.988%	7/25/57	22,223,700	22,690,349	(a)(c)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	7,696,980	8,038,759	(a)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	1.164%	4/15/34	8,351,000	8,356,116	(a)(c)
Dryden 87 CLO Ltd., 2021-87A A1 (3 mo. USD LIBOR + 1.100%)	1.260%	5/20/34	38,900,000	38,900,067	(a)(c)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	1.252%	11/25/69	4,993,521	5,079,430	(a)(c)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	1,322,865	1,399,849
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	340,000	356,510
Ford Credit Auto Owner Trust, 2020-1 C	2.540%	8/15/31	3,197,000	3,261,834	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	21,335,000	23,966,924
Fortress Credit BSL VII Ltd., 2019-1A A2 (3 mo. USD LIBOR + 2.000%)	2.124%	7/23/32	6,717,000	6,721,267	(a)(c)
GoldenTree Loan Management US CLO 10 Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	1.232%	7/20/34	12,950,000	12,934,673	(a)(c)
Goldentree Loan Management US CLO 4 Ltd., 2019-4A AR (3 mo. USD LIBOR + 1.110%)	1.234%	4/24/31	4,350,000	4,351,087	(a)(c)
Golub Capital Partners CLO 36m Ltd., 2018-36A A (3 mo. USD LIBOR + 1.300%)	1.440%	2/5/31	2,250,000	2,251,905	(a)(c)
Golub Capital Partners CLO 41 B Ltd., 2019-41A AR (3 mo. USD LIBOR + 1.320%)	1.452%	1/20/34	6,720,000	6,747,555	(a)(c)
Golub Capital Partners CLO 45M Ltd., 2019-45A A (3 mo. USD LIBOR + 1.720%)	1.852%	10/20/31	10,568,000	10,571,741	(a)(c)
Golub Capital Partners CLO 47M Ltd., 2020-47A C1 (3 mo. USD LIBOR + 3.250%)	3.390%	5/5/32	1,250,000	1,252,034	(a)(c)
Golub Capital Partners CLO 54M LP, 2021- 54A A (3 mo. USD LIBOR + 1.530%)	1.651%	8/5/33	8,650,000	8,649,527	(a)(c)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. USD LIBOR + 1.490%)	1.699%	10/25/34	11,580,000	11,579,826	(a)(c)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	2.114%	12/20/29	17,350,000	17,345,558	(a)(c)

See Notes to Financial Statements.

70	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	1.134%	4/15/31	$6,680,000	$6,675,364	(a)(c)
Greywolf CLO V Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.160%)	1.284%	1/27/31	16,929,969	16,941,572	(a)(c)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.392%	1/20/30	9,450,000	9,452,358	(a)(c)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.204%	7/25/27	101,202	101,202	(a)(c)
HalseyPoint CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	1.482%	1/20/33	1,420,000	1,420,673	(a)(c)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.579%	11/30/32	9,370,000	9,389,122	(a)(c)
HGI CRE CLO Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.050%)	1.158%	6/16/36	4,200,000	4,200,676	(a)(c)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	22,700,000	22,700,000	(a)
HPS Loan Management Ltd., 2021-16A A1 (3 mo. USD LIBOR + 1.140%)	1.395%	1/23/35	18,900,000	18,897,452	(a)(c)
HSI Asset Securitization Corp. Trust, 2006- OPT3 3A3 (1 mo. USD LIBOR + 0.360%)	0.462%	2/25/36	140,637	140,694	(c)
ICG US CLO LLC, 2015-2RA A1 (3 mo. USD LIBOR + 1.370%)	1.492%	1/16/33	1,750,000	1,750,687	(a)(c)
JGWPT XXXIV LLC, 2015-1A B	4.250%	9/17/74	1,210,170	1,288,220	(a)
KKR CLO 14 Ltd., 14 BR (3 mo. USD LIBOR + 1.800%)	1.924%	7/15/31	600,000	600,333	(a)(c)
KKR CLO 20 Ltd., 20 A (3 mo. USD LIBOR + 1.130%)	1.252%	10/16/30	5,750,000	5,751,654	(a)(c)
KKR CLO 32 Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	1.444%	1/15/32	3,080,000	3,082,154	(a)(c)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	1.202%	7/16/31	3,728,000	3,730,796	(a)(c)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	1.364%	7/15/27	1,667,988	1,668,390	(a)(c)
Legacy Mortgage Asset Trust, 2019-GS5 A1, Step bond	3.200%	5/25/59	21,208,964	21,278,665	(a)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	9,539,412	9,564,217	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	8,028,317	8,047,960	(a)
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. USD LIBOR + 0.520%)	0.623%	1/21/31	25,242	25,071	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	71

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Magnetite XIV-R Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	1.242%	10/18/31	$7,100,000	$7,108,719	(a)(c)
Magnetite XVII Ltd., 2016-17A AR (3 mo. USD LIBOR + 1.100%)	1.232%	7/20/31	4,478,000	4,480,312	(a)(c)
MAPS Trust, 2021-1A A	2.521%	6/15/46	11,249,550	11,162,691	(a)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	1.724%	7/15/29	4,000,000	3,954,863	(a)(c)
Morgan Stanley Resecuritization Trust, 2015-R7 1A	4.250%	2/26/29	378,515	382,527	(a)(c)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.732%	10/20/30	6,090,000	6,100,445	(a)(c)
Navient Private Education Loan Trust, 2014-AA A3 (1 mo. USD LIBOR + 1.600%)	1.710%	10/15/31	2,000,000	2,033,622	(a)(c)
Navient Private Education Refi Loan Trust, 2020-A A2A	2.460%	11/15/68	16,394,384	16,724,248	(a)
Navient Private Education Refi Loan Trust, 2020-A A2B (1 mo. USD LIBOR + 0.900%)	1.010%	11/15/68	587,964	592,486	(a)(c)
Navient Private Education Refi Loan Trust, 2020-BA A2	2.120%	1/15/69	10,199,757	10,312,305	(a)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	2,002,211	1,993,723	(a)
Nelnet Student Loan Trust, 2007-1 A4 (3 mo. USD LIBOR + 0.110%)	0.288%	8/27/36	20,000,000	19,554,506	(c)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	0.703%	9/25/47	8,370,156	8,339,779	(a)(c)
Newark BSL CLO 2 Ltd., 2017-1A A1R (3 mo. USD LIBOR + 0.970%)	1.094%	7/25/30	2,780,000	2,781,026	(a)(c)
Oak Street Investment Grade Net Lease Fund Series, 2020-1A A1	1.850%	11/20/50	9,614,856	9,534,838	(a)
Ocean Trails CLO X, 2020-10A AR (3 mo. USD LIBOR + 1.220%)	1.429%	10/15/34	10,245,000	10,259,922	(a)(c)
Octagon Investment Partners 35 Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	1.192%	1/20/31	10,810,000	10,814,181	(a)(c)
Octagon Investment Partners 45 Ltd., 2019-1A A (3 mo. USD LIBOR + 1.330%)	1.454%	10/15/32	8,250,000	8,254,113	(a)(c)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	1.156%	2/14/31	13,480,000	13,466,132	(a)(c)
OHA Credit Funding 7 Ltd., 2020-7A A (3 mo. USD LIBOR + 1.250%)	1.374%	10/19/32	6,950,000	6,952,742	(a)(c)

See Notes to Financial Statements.

72	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	1.204%	5/23/31	$5,330,000	$5,328,331	(a)(c)
Owl Rock CLO I Ltd., 2019-1A A (3 mo. USD LIBOR + 1.800%)	1.960%	5/20/31	3,100,000	3,100,938	(a)(c)
Owl Rock CLO III Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	1.932%	4/20/32	14,280,000	14,299,115	(a)(c)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.150%)	1.359%	11/14/34	25,230,000	25,230,306	(a)(c)
PEAR LLC, 2021-1 A	2.600%	1/15/34	1,300,000	1,298,589	(a)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.080%)	1.256%	7/20/34	31,620,000	31,624,761	(a)(c)
RAAC Series Trust, 2007-RP1 A (1 mo. USD LIBOR + 0.580%)	0.683%	5/25/46	4,545,927	4,542,189	(a)(c)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	1.212%	4/20/34	7,620,000	7,622,126	(a)(c)
Reese Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.130%)	1.339%	10/15/34	37,800,000	37,802,934	(a)(c)
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	4,609,922	4,835,129
SBA Small Business Investment Cos., 2021-10A 1	1.667%	3/10/31	11,971,337	12,059,965
Shackleton CLO Ltd., 2013-3A AR (3 mo. USD LIBOR + 1.120%)	1.244%	7/15/30	891,122	891,570	(a)(c)
Silver Rock CLO I Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	1.782%	10/20/31	24,190,000	24,265,834	(a)(c)
SLC Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.160%)	0.363%	9/15/39	3,663,476	3,579,951	(c)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	0.873%	12/17/68	16,790,000	16,795,114	(a)(c)
SLM Student Loan Trust, 2004-3A A6A (3 mo. USD LIBOR + 0.550%)	0.674%	10/25/64	1,846,644	1,837,624	(a)(c)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	1.110%	6/15/37	7,908,592	7,994,535	(a)(c)
SMB Private Education Loan Trust, 2020- PTA B	2.500%	9/15/54	10,000,000	10,033,391	(a)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	13,170,000	13,060,952	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	15,500,000	15,391,858	(a)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	1,339,402	1,329,996	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	73

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SMB Private Education Loan Trust, 2021-C A2 (1 mo. USD LIBOR + 0.800%)	0.890%	1/15/53	$3,850,000	$3,852,186	(a)(c)
SMB Private Education Loan Trust, 2021-C C	3.000%	1/15/53	17,189,000	17,168,569	(a)
Sound Point CLO XX Ltd., 2018-2A A (3 mo. USD LIBOR + 1.100%)	1.225%	7/26/31	649,000	648,032	(a)(c)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	1,726,399	1,720,383	(a)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. USD LIBOR + 0.800%)	0.902%	2/25/34	3,047,108	3,037,920	(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	3,794,054	3,981,066	(a)
Symphony CLO XIX Ltd., 2018-19A A (3 mo. USD LIBOR + 0.960%)	1.082%	4/16/31	2,954,000	2,952,538	(a)(c)
TCI-Flatiron CLO Ltd., 2016-1A AR2 (3 mo. USD LIBOR + 1.150%)	1.272%	1/17/32	7,330,000	7,333,049	(a)(c)
THL Credit Lake Shore MM CLO I Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.700%)	1.824%	4/15/33	6,500,000	6,500,773	(a)(c)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	10,170,545	10,211,349	(a)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	16,338,127	16,625,686	(a)(c)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	18,080,000	18,709,455	(a)(c)
Trinity Rail Leasing 2020 LLC, 2020-2A A2	2.560%	11/19/50	13,198,000	13,417,200	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	1,614,956	1,726,264
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	3,562,841	3,730,625
Voya CLO Ltd., 2016-3A A1R (3 mo. USD LIBOR + 1.190%)	1.312%	10/18/31	8,300,000	8,301,914	(a)(c)
Voya CLO Ltd., 2017-3A A1R (3 mo. USD LIBOR + 1.040%)	1.172%	4/20/34	11,300,000	11,320,276	(a)(c)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.274%	10/15/31	27,280,000	27,314,082	(a)(c)
Wellman Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.100%)	1.224%	7/15/34	7,000,000	7,020,791	(a)(c)
Whitebox CLO I Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	1.254%	7/24/32	3,910,000	3,920,932	(a)(c)
Whitebox CLO II Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	1.429%	10/24/34	17,409,000	17,409,295	(a)(c)
Whitebox CLO III Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	1.341%	10/15/34	21,580,000	21,580,312	(a)(c)

See Notes to Financial Statements.

74	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	$10,447,500	$10,480,986	(a)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.614%	7/15/32	8,934,400	8,959,077	(a)(c)
Total Asset-Backed Securities (Cost — $1,309,262,604)				1,319,762,520
Sovereign Bonds — 4.6%
Brazil — 0.0%††
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	6,170,000	5,802,885
Chile — 0.3%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	26,080,000	25,571,440
Chile Government International Bond, Senior Notes	3.100%	1/22/61	42,960,000	39,799,433
Total Chile				65,370,873
Colombia — 0.4%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	8,150,000	8,227,425
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	6,310,000	5,675,719
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	27,210,000	24,523,012
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	13,174,000	12,793,535
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	10,959,000	9,931,594
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	22,102,000	20,337,155
Total Colombia				81,488,440
India — 0.0%††
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	7,299,000	7,659,655	(a)
Indonesia — 0.5%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	5,128,000	5,176,477	(b)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	251,000	253,373	(a)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	304,000	328,359	(b)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	816,000	895,168	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	75

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Indonesia — continued
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	$26,057,000	$28,574,622	(a)
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	6,063,000	7,146,588	(b)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	7,451,000	9,273,995	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	2,705,000	3,366,817	(b)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	6,233,000	8,005,999	(a)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	2,078,000	2,519,083	(a)
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	31,900,000	33,812,929
Total Indonesia				99,353,410
Israel — 0.2%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	24,680,000	26,288,396
Israel Government International Bond, Senior Notes	4.500%	4/3/2120	11,700,000	14,968,769
State of Israel, Senior Notes	3.375%	1/15/50	5,060,000	5,484,205
State of Israel, Senior Notes	3.800%	5/13/60	3,000,000	3,478,410	(b)
Total Israel				50,219,780
Kazakhstan — 0.1%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	24,162,000	29,727,717	(a)
Kuwait — 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	27,583,000	30,091,812	(a)
Mexico — 0.5%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	845,000	891,695
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	10,882,000	10,642,705
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	100,000	124,626

See Notes to Financial Statements.

76	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Mexico — continued
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	$58,074,000	$63,478,076
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	17,344,000	18,614,621
Total Mexico				93,751,723
Panama — 0.4%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,770,000	2,873,903
Panama Government International Bond, Senior Notes	2.252%	9/29/32	10,770,000	10,239,577
Panama Government International Bond, Senior Notes	6.700%	1/26/36	10,747,000	14,420,271
Panama Government International Bond, Senior Notes	4.500%	5/15/47	19,262,000	21,284,510
Panama Government International Bond, Senior Notes	4.300%	4/29/53	28,960,000	31,197,449
Panama Government International Bond, Senior Notes	4.500%	4/1/56	3,900,000	4,310,514
Total Panama				84,326,224
Peru — 0.3%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	12,100,000	12,069,871
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	11,619,000	15,880,907
Peruvian Government International Bond, Senior Notes	3.300%	3/11/41	6,910,000	6,935,982
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	8,668,000	12,217,633
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	410,000	428,044
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	11,580,000	11,319,450
Total Peru				58,851,887
Poland — 0.2%
Republic of Poland Government International Bond, Senior Notes	5.000%	3/23/22	5,749,000	5,810,244
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	28,455,000	30,142,922
Total Poland				35,953,166

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	77

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Qatar — 0.4%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	$15,556,000	$16,184,462	(b)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,220,000	1,300,799	(b)
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	22,202,000	25,064,171	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	33,046,000	43,421,453	(a)
Total Qatar				85,970,885
Russia — 0.3%
Russian Foreign Bond — Eurobond, Senior Notes	5.625%	4/4/42	50,400,000	65,832,480	(b)
Saudi Arabia — 0.0%††
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	2,928,000	3,001,452	(a)
United Arab Emirates — 0.5%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	24,350,000	24,727,401	(a)
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	4,140,000	4,204,166	(b)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	59,010,000	60,393,076	(a)
Abu Dhabi Government International Bond, Senior Notes	3.000%	9/15/51	13,160,000	13,198,032	(a)
Total United Arab Emirates				102,522,675
Uruguay — 0.3%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	39,694,000	45,797,349
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	18,884,000	25,017,618
Total Uruguay				70,814,967
Total Sovereign Bonds (Cost — $936,086,268)				970,740,031
			Shares
Investments in Underlying Funds — 2.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost — $598,802,459)			4,498,863	596,189,325

See Notes to Financial Statements.

78	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Expiration Date	Contracts	Notional Amount	Value
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
U.S. Treasury 5-Year Notes Futures, Call @ $121.00	1/21/22	107	$107,000	$36,781
U.S. Treasury 10-Year Notes Futures, Call @ $130.25	1/7/22	120	120,000	60,000
U.S. Treasury 10-Year Notes Futures, Call @ $130.50	1/7/22	210	210,000	75,469
U.S. Treasury 10-Year Notes Futures, Call @ $130.50	1/21/22	67	67,000	38,734
U.S. Treasury 10-Year Notes Futures, Put @ $130.25	1/21/22	105	105,000	52,500
U.S. Treasury 10-Year Notes Futures, Put @ $130.50	1/21/22	105	105,000	63,985
U.S. Treasury 10-Year Notes Futures, Put @ $131.00	1/21/22	527	527,000	461,125
U.S. Treasury Long-Term Bonds Futures, Call @ $159.50	1/7/22	53	53,000	75,359
U.S. Treasury Long-Term Bonds Futures, Call @ $159.50	1/21/22	210	210,000	403,594
U.S. Treasury Long-Term Bonds Futures, Call @ $160.00	1/21/22	263	263,000	427,375
U.S. Treasury Long-Term Bonds Futures, Call @ $161.00	1/21/22	952	952,000	1,056,125
U.S. Treasury Long-Term Bonds Futures, Call @ $162.00	1/21/22	371	371,000	266,656
U.S. Treasury Long-Term Bonds Futures, Put @ $162.00	1/21/22	210	210,000	479,063
Total Purchased Options (Cost — $3,569,350)				3,496,766

	Rate	Maturity Date	Face Amount
Municipal Bonds — 0.0%††
Illinois — 0.0%††
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	3,000	4,015

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	79

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ohio — 0.0%††
American Municipal Power-Ohio Inc., OH, Revenue, Series B, Taxable-combined Hydroelectric Projects Build America Bonds	7.834%	2/15/41	$134,000	$221,795
Total Municipal Bonds (Cost — $186,852)				225,810
Total Investments — 100.6% (Cost — $20,781,397,584)				21,103,626,397
Liabilities in Excess of Other Assets — (0.6)%				(129,764,879)
Total Net Assets — 100.0%				$20,973,861,518

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2021, the Fund held TBA securities with a total cost of $444,756,618.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2021, the total market value of investments in Affiliated Companies was $6,002,911 and the cost was $6,000,000 (Note 8).

See Notes to Financial Statements.

80	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

ARM	— Adjustable Rate Mortgage

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

ETF	— Exchange-Traded Fund

GO	— General Obligation

GTD	— Guaranteed

ICE	— Intercontinental Exchange

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

PJSC	— Private Joint Stock Company

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Call	1/21/22	$121.25	4,070	$4,070,000	$(953,906)
U.S. Treasury 5-Year Notes Futures, Call	1/21/22	121.50	3,046	3,046,000	(452,142)
U.S. Treasury 5-Year Notes Futures, Put	1/21/22	120.50	536	536,000	(96,313)
U.S. Treasury 5-Year Notes Futures, Put	1/21/22	121.00	537	537,000	(197,180)
U.S. Treasury 10-Year Notes Futures, Call	1/21/22	130.00	398	398,000	(342,031)
U.S. Treasury 10-Year Notes Futures, Call	1/21/22	130.75	290	290,000	(131,406)
U.S. Treasury 10-Year Notes Futures, Call	1/21/22	131.00	447	447,000	(153,656)
U.S. Treasury 10-Year Notes Futures, Call	1/21/22	131.50	1,478	1,478,000	(277,125)
U.S. Treasury 10-Year Notes Futures, Call	1/21/22	132.00	527	527,000	(57,641)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	131.00	106	106,000	(69,562)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	131.50	740	740,000	(346,875)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	132.00	1,057	1,057,000	(330,312)
U.S. Treasury 10-Year Notes Futures, Put	1/21/22	130.00	105	105,000	(41,016)
U.S. Treasury Long-Term Bonds Futures, Call	1/21/22	160.50	413	413,000	(554,969)
U.S. Treasury Long-Term Bonds Futures, Call	1/21/22	161.50	105	105,000	(93,516)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	81

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury Long-Term Bonds Futures, Call	1/21/22	$163.00	6	$6,000	$(2,719)
U.S. Treasury Long-Term Bonds Futures, Call	1/21/22	164.00	423	423,000	(118,969)
U.S. Treasury Long-Term Bonds Futures, Call	2/18/22	164.00	316	316,000	(261,688)
U.S. Treasury Long-Term Bonds Futures, Put	1/21/22	161.00	632	632,000	(1,056,625)
Total Exchange-Traded Written Options (Premiums received — $6,788,549)					$(5,537,651)

At December 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	9,795	12/22	$2,432,653,070	$2,423,160,563	$(9,492,507)
90-Day Eurodollar	4,181	6/23	1,037,327,175	1,030,930,075	(6,397,100)
90-Day Eurodollar	1,033	9/23	255,839,607	254,350,425	(1,489,182)
90-Day Eurodollar	33,188	12/23	8,201,178,406	8,165,077,700	(36,100,706)
U.S. Treasury 2-Year Notes	4,989	3/22	1,089,317,413	1,088,459,489	(857,924)
U.S. Treasury 5-Year Notes	55,906	3/22	6,752,354,342	6,763,315,563	10,961,221
					(43,376,198)

Contracts to Sell:
90-Day Eurodollar	6,077	3/22	1,515,845,319	1,514,008,588	1,836,731
U.S. Treasury 10-Year Notes	4,208	3/22	549,212,211	549,012,500	199,711
U.S. Treasury Long- Term Bonds	13,527	3/22	2,170,934,883	2,170,238,062	696,821
U.S. Treasury Ultra 10-Year Notes	691	3/22	99,935,424	101,188,313	(1,252,889)
U.S. Treasury Ultra Long-Term Bonds	417	3/22	82,903,622	82,201,125	702,497
					2,182,871
Net unrealized depreciation on open futures contracts					$(41,193,327)

See Notes to Financial Statements.

82	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

At December 31, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid Appreciation (Received)	Unrealized (Depreciation)
$570,370,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(626)	$(238,683)
265,050,000	11/18/23	3.970%**	CPURNSA**	(977,870)	(327,996)
1,811,934,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(12,453,652)
193,590,000	10/20/26	2.950%**	CPURNSA**	(101,309)	2,172,134
265,050,000	11/18/26	CPURNSA**	3.370%**	2,761,701	462,354
301,200,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(516,100)	(784,778)
643,977,000	5/15/27	0.710% annually	Daily SOFR Compound annually	2,165,229	12,185,334
348,006,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(1,367,693)	2,811,019
433,616,000	8/15/28	1.130% annually	Daily SOFR Compound annually	3,095,991	(1,371,253)
220,355,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(91,613)	(311,610)
127,755,000	11/1/28	1.200% annually	Daily SOFR Compound annually	(7,454)	13,101
193,590,000	10/20/31	CPURNSA**	2.770%**	163,467	(1,989,628)
193,590,000	10/20/31	1.733% annually	Daily SOFR Compound annually	762,615	(2,747,706)
165,060,000	7/20/45	0.560% annually	Daily SOFR annually	1,319,601	28,890,383
67,600,000	8/19/45	0.740% annually	Daily SOFR annually	—	10,166,174
113,578,000	2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	1,262,543	16,356,417
42,338,000	2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	233,208	4,549,203
20,815,000	2/15/47	1.225% semi-annually	3-Month LIBOR quarterly	18,787	2,222,714

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	83

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid Appreciation (Received)	Unrealized (Depreciation)
	$49,130,000	2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	$289,275	$1,229,024
	106,198,000	2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	800,640	1,567,062
	115,863,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(1,270,317)	(200,556)
	57,757,000	2/15/47	1.729% annually	Daily SOFR Compound annually	—	(3,302,447)
	16,576,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	108,536	1,925,614
	9,111,000	6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	94,754	(686,676)
	27,352,000	6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(3,419)	(2,173,150)
	79,176,000	7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	(352,877)	1,227,644
Total	$6,438,637,000				$8,387,069	$59,190,042

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Banc of America Securities LLC (PrimeX.FRM.1), 4.420%, due 7/25/36	$249,824	7/25/36	4.420% monthly	$25,497	$13,187	$12,310	(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.37 Index	$3,769,676,750	12/20/26	1.000% quarterly	$91,576,757	$85,843,455	$5,733,302

See Notes to Financial Statements.

84	Western Asset Core Bond Fund 2021 Annual Report

Western Asset Core Bond Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Swap contract is valued using significant unobservable inputs (See Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

**	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	85

Statement of assets and liabilities

December 31, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $20,775,397,584)	$21,097,623,486
Investments in affiliated securities, at value (Cost — $6,000,000)	6,002,911
Cash	22,433,325
Receivable for securities sold	261,332,410
Deposits with brokers for centrally cleared swap contracts	208,097,700
Interest receivable from unaffiliated investments	105,548,043
Deposits with brokers for open futures contracts and exchange-traded options	38,721,792
Receivable for Fund shares sold	33,435,163
Principal paydown receivable	3,396,947
Receivable for premiums on written options	70,184
OTC swaps, at value (premiums paid — $13,187)	25,497
Interest receivable from affiliated investments	15,957
Receivable for open OTC swap contracts	2,171
Other assets	1,487
Other receivables	3,512
Prepaid expenses	338,849
Total Assets	21,777,049,434

Liabilities:
Payable for securities purchased	724,693,882
Payable to broker — net variation margin on centrally cleared swap contracts	28,319,396
Payable for Fund shares repurchased	26,446,897
Investment management fee payable	6,125,422
Written options, at value (premiums received — $6,788,549)	5,537,651
Distributions payable	4,874,413
Payable to broker — net variation margin on open futures contracts	3,124,619
Service and/or distribution fees payable	284,943
Directors’ fees payable	63,761
Payable to broker for option premiums	53,008
Accrued expenses	3,663,924
Total Liabilities	803,187,916
Total Net Assets	$20,973,861,518

Net Assets:
Par value (Note 7)	$1,601,453
Paid-in capital in excess of par value	20,833,089,473
Total distributable earnings (loss)	139,170,592
Total Net Assets	$20,973,861,518

See Notes to Financial Statements.

86	Western Asset Core Bond Fund 2021 Annual Report

Net Assets:
Class A	$731,472,373
Class C	$83,676,641
Class C1	$658,096
Class FI	$198,852,536
Class R	$35,216,192
Class I	$13,094,351,232
Class IS	$6,829,634,448

Shares Outstanding:
Class A	55,881,890
Class C	6,391,058
Class C1	50,156
Class FI	15,182,227
Class R	2,687,781
Class I	1,000,260,068
Class IS	521,000,247

Net Asset Value:
Class A (and redemption price)	$13.09
Class C*	$13.09
Class C1*	$13.12
Class FI (and redemption price)	$13.10
Class R (and redemption price)	$13.10
Class I (and redemption price)	$13.09
Class IS (and redemption price)	$13.11
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$13.67

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	87

Statement of operations

For the Year Ended December 31, 2021

Investment Income:
Interest from unaffiliated investments	$396,969,015
Interest from affiliated investments	83,595
Dividends from unaffiliated investments	13,701,449
Dividends from affiliated investments	79,729
Less: Foreign taxes withheld	(833,856)
Total Investment Income	409,999,932

Expenses:
Investment management fee (Note 2)	83,216,706
Transfer agent fees (Note 5)	17,345,361
Service and/or distribution fees (Notes 2 and 5)	3,389,004
Registration fees	976,314
Legal fees	565,883
Directors’ fees	351,439
Fund accounting fees	261,422
Insurance	158,510
Commitment fees (Note 9)	148,520
Fees recaptured by investment manager (Note 2)	136,383
Custody fees	90,108
Shareholder reports	82,894
Audit and tax fees	78,000
Miscellaneous expenses	96,968
Total Expenses	106,897,512
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(11,302,560)
Net Expenses	95,594,952
Net Investment Income	314,404,980

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(55,945,912)
Futures contracts	(102,527,873)
Written options	103,302,375
Swap contracts	121,883,608
Foreign currency transactions	(240)
Net Realized Gain	66,711,958
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(701,567,127)
Investments in affiliated securities	2,842
Futures contracts	(14,306,638)
Written options	85,451
Swap contracts	(51,148,143)
Change in Net Unrealized Appreciation (Depreciation)	(766,933,615)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	(700,221,657)
Decrease in Net Assets From Operations	$(385,816,677)

See Notes to Financial Statements.

88	Western Asset Core Bond Fund 2021 Annual Report

Statements of changes in net assets

For the Years Ended December 31,	2021	2020

Operations:
Net investment income	$314,404,980	$317,007,755
Net realized gain	66,711,958	390,495,999
Change in net unrealized appreciation (depreciation)	(766,933,615)	689,316,079
Increase (Decrease) in Net Assets From Operations	(385,816,677)	1,396,819,833

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(480,225,898)	(699,129,912)
Decrease in Net Assets From Distributions to Shareholders	(480,225,898)	(699,129,912)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	7,830,094,348	10,123,833,732
Reinvestment of distributions	419,510,683	612,054,719
Cost of shares repurchased	(6,484,843,851)	(4,874,305,745)
Increase in Net Assets From Fund Share Transactions	1,764,761,180	5,861,582,706
Increase in Net Assets	898,718,605	6,559,272,627

Net Assets:
Beginning of year	20,075,142,913	13,515,870,286
End of year	$20,973,861,518	$20,075,142,913

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	89

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class A Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$13.65	$13.01	$12.21	$12.66	$12.32

Income (loss) from operations:
Net investment income	0.15	0.21	0.32	0.30	0.24
Net realized and unrealized gain (loss)	(0.45)	0.92	0.91	(0.44)	0.35
Total income (loss) from operations	(0.30)	1.13	1.23	(0.14)	0.59

Less distributions from:
Net investment income	(0.22)	(0.28)	(0.34)	(0.31)	(0.25)
Net realized gains	(0.04)	(0.21)	(0.09)	—	—
Total distributions	(0.26)	(0.49)	(0.43)	(0.31)	(0.25)

Net asset value, end of year	$13.09	$13.65	$13.01	$12.21	$12.66
Total return[2]	(2.20)%	8.72%	10.03%	(0.99)%	4.82%

Net assets, end of year (millions)	$731	$700	$520	$320	$419

Ratios to average net assets:
Gross expenses	0.82%	0.83%[3]	0.84%[3]	0.84%[3]	0.86%[3]
Net expenses[4,5]	0.82	0.82 [3]	0.82 [3]	0.82 [3]	0.82 [3]
Net investment income	1.16	1.55	2.50	2.48	1.95

Portfolio turnover rate[6]	72%	111%	125%[7]	115%	102%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 109%, 159%, 201%, 380%, and 363% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017 respectively.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

90	Western Asset Core Bond Fund 2021 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class C Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$13.65	$13.01	$12.22	$12.67	$12.33

Income (loss) from operations:
Net investment income	0.06	0.11	0.23	0.22	0.15
Net realized and unrealized gain (loss)	(0.45)	0.92	0.90	(0.44)	0.35
Total income (loss) from operations	(0.39)	1.03	1.13	(0.22)	0.50

Less distributions from:
Net investment income	(0.13)	(0.18)	(0.25)	(0.23)	(0.16)
Net realized gains	(0.04)	(0.21)	(0.09)	—	—
Total distributions	(0.17)	(0.39)	(0.34)	(0.23)	(0.16)

Net asset value, end of year	$13.09	$13.65	$13.01	$12.22	$12.67
Total return[2]	(2.88)%	7.96%	9.27%	(1.76)%	4.08%

Net assets, end of year (000s)	$83,677	$98,221	$65,850	$46,145	$54,052

Ratios to average net assets:
Gross expenses	1.52%	1.52%	1.52%	1.53%	1.53%
Net expenses[3]	1.52 [4]	1.51 [4]	1.52 [4]	1.52 [4]	1.53
Net investment income	0.46	0.84	1.80	1.78	1.23

Portfolio turnover rate[5]	72%	111%	125%[6]	115%	102%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 109%, 159%, 201%, 380%, and 363% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017 respectively.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	91

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class C1 Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$13.66	$13.02	$12.22	$12.67	$12.33

Income (loss) from operations:
Net investment income	0.09	0.16	0.29	0.26	0.19
Net realized and unrealized gain (loss)	(0.43)	0.91	0.89	(0.44)	0.35
Total income (loss) from operations	(0.34)	1.07	1.18	(0.18)	0.54

Less distributions from:
Net investment income	(0.16)	(0.22)	(0.29)	(0.27)	(0.20)
Net realized gains	(0.04)	(0.21)	(0.09)	—	—
Total distributions	(0.20)	(0.43)	(0.38)	(0.27)	(0.20)

Net asset value, end of year	$13.12	$13.66	$13.02	$12.22	$12.67
Total return[2]	(2.48)%	8.24%	9.73%	(1.43)%	4.39%

Net assets, end of year (000s)	$658	$1,649	$2,686	$12,024	$14,844

Ratios to average net assets:
Gross expenses	1.26%	1.25%	1.19%	1.19%	1.23%
Net expenses[3,4]	1.25	1.25	1.19	1.19	1.23
Net investment income	0.69	1.17	2.30	2.11	1.53

Portfolio turnover rate[5]	72%	111%	125%[6]	115%	102%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 109%, 159%, 201%, 380%, and 363% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017 respectively.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

92	Western Asset Core Bond Fund 2021 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class FI Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$13.66	$13.01	$12.22	$12.67	$12.33

Income (loss) from operations:
Net investment income	0.16	0.22	0.32	0.31	0.25
Net realized and unrealized gain (loss)	(0.46)	0.92	0.90	(0.45)	0.34
Total income (loss) from operations	(0.30)	1.14	1.22	(0.14)	0.59

Less distributions from:
Net investment income	(0.22)	(0.28)	(0.34)	(0.31)	(0.25)
Net realized gains	(0.04)	(0.21)	(0.09)	—	—
Total distributions	(0.26)	(0.49)	(0.43)	(0.31)	(0.25)

Net asset value, end of year	$13.10	$13.66	$13.01	$12.22	$12.67
Total return[2]	(2.18)%	8.73%	10.13%	(1.06)%	4.83%

Net assets, end of year (millions)	$199	$207	$234	$181	$245

Ratios to average net assets:
Gross expenses	0.80%	0.80%	0.81%	0.81%	0.81%
Net expenses[3,4]	0.80	0.79	0.80	0.81	0.81
Net investment income	1.18	1.60	2.54	2.49	1.96

Portfolio turnover rate[5]	72%	111%	125%[6]	115%	102%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 109%, 159%, 201%, 380%, and 363% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017 respectively.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	93

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class R Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$13.66	$13.02	$12.23	$12.68	$12.33

Income (loss) from operations:
Net investment income	0.11	0.17	0.28	0.26	0.20
Net realized and unrealized gain (loss)	(0.45)	0.91	0.90	(0.44)	0.36
Total income (loss) from operations	(0.34)	1.08	1.18	(0.18)	0.56

Less distributions from:
Net investment income	(0.18)	(0.23)	(0.30)	(0.27)	(0.21)
Net realized gains	(0.04)	(0.21)	(0.09)	—	—
Total distributions	(0.22)	(0.44)	(0.39)	(0.27)	(0.21)

Net asset value, end of year	$13.10	$13.66	$13.02	$12.23	$12.68
Total return[2]	(2.50)%	8.37%	9.68%	(1.39)%	4.56%

Net assets, end of year (000s)	$35,216	$31,357	$26,359	$24,268	$28,847

Ratios to average net assets:
Gross expenses	1.15%	1.13%	1.13%	1.14%[3]	1.16%
Net expenses[4,5]	1.14	1.13	1.13	1.14 [3]	1.15
Net investment income	0.84	1.24	2.23	2.16	1.63

Portfolio turnover rate[6]	72%	111%	125%[7]	115%	102%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 109%, 159%, 201%, 380%, and 363% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017 respectively.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

94	Western Asset Core Bond Fund 2021 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class I Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$13.65	$13.01	$12.21	$12.66	$12.32

Income (loss) from operations:
Net investment income	0.20	0.26	0.37	0.35	0.29
Net realized and unrealized gain (loss)	(0.45)	0.92	0.91	(0.44)	0.35
Total income (loss) from operations	(0.25)	1.18	1.28	(0.09)	0.64

Less distributions from:
Net investment income	(0.27)	(0.33)	(0.39)	(0.36)	(0.30)
Net realized gains	(0.04)	(0.21)	(0.09)	—	—
Total distributions	(0.31)	(0.54)	(0.48)	(0.36)	(0.30)

Net asset value, end of year	$13.09	$13.65	$13.01	$12.21	$12.66
Total return[2]	(1.84)%	9.12%	10.44%	(0.63)%	5.21%

Net assets, end of year (millions)	$13,094	$13,191	$8,470	$5,354	$5,627

Ratios to average net assets:
Gross expenses	0.53%	0.54%[3]	0.54%[3]	0.53%	0.55%
Net expenses[4,5]	0.45	0.45 [3]	0.45 [3]	0.45	0.45
Net investment income	1.53	1.91	2.88	2.86	2.32

Portfolio turnover rate[6]	72%	111%	125%[7]	115%	102%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 109%, 159%, 201%, 380%, and 363% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017 respectively.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Annual Report	95

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class IS Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$13.67	$13.03	$12.23	$12.68	$12.34

Income (loss) from operations:
Net investment income	0.21	0.26	0.38	0.36	0.30
Net realized and unrealized gain (loss)	(0.46)	0.92	0.90	(0.45)	0.34
Total income (loss) from operations	(0.25)	1.18	1.28	(0.09)	0.64

Less distributions from:
Net investment income	(0.27)	(0.33)	(0.39)	(0.36)	(0.30)
Net realized gains	(0.04)	(0.21)	(0.09)	—	—
Total distributions	(0.31)	(0.54)	(0.48)	(0.36)	(0.30)

Net asset value, end of year	$13.11	$13.67	$13.03	$12.23	$12.68
Total return[2]	(1.80)%	9.14%	10.55%	(0.68)%	5.23%

Net assets, end of year (millions)	$6,830	$5,846	$4,197	$3,485	$3,051

Ratios to average net assets:
Gross expenses	0.42%	0.42%[3]	0.43%[3]	0.42%[3]	0.44%
Net expenses[4,5]	0.42 [3]	0.42 [3]	0.42 [3]	0.42 [3]	0.42
Net investment income	1.56	1.95	2.94	2.91	2.35

Portfolio turnover rate[6]	72%	111%	125%[7]	115%	102%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 109%, 159%, 201%, 380%, and 363% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017 respectively.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

96	Western Asset Core Bond Fund 2021 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

Western Asset Core Bond Fund 2021 Annual Report	97

Notes to financial statements (cont’d)

Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

98	Western Asset Core Bond Fund 2021 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$1,933,213,387	$10,013,594	$1,943,226,981
Other Corporate Bonds & Notes	—	4,638,468,442	—	4,638,468,442
U.S. Government & Agency Obligations	—	6,308,089,671	—	6,308,089,671
Mortgage-Backed Securities	—	3,508,500,002	—	3,508,500,002
Collateralized Mortgage Obligations	—	1,814,926,849	—	1,814,926,849
Asset-Backed Securities	—	1,319,762,520	—	1,319,762,520
Sovereign Bonds	—	970,740,031	—	970,740,031
Investments in Underlying Funds	$596,189,325	—	—	596,189,325
Purchased Options	3,496,766	—	—	3,496,766
Municipal Bonds	—	225,810	—	225,810
Total Investments	$599,686,091	$20,493,926,712	$10,013,594	$21,103,626,397

Western Asset Core Bond Fund 2021 Annual Report	99

Notes to financial statements (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$14,396,981	—	—	$14,396,981
Centrally Cleared Interest Rate Swaps††	—	$85,778,177	—	85,778,177
OTC Credit Default Swaps on Credit Indices — Sell Protection‡	—	—	$25,497	25,497
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	5,733,302	—	5,733,302
Total Other Financial Instruments	$14,396,981	$91,511,479	$25,497	$105,933,957
Total	$614,083,072	$20,585,438,191	$10,039,091	$21,209,560,354

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$5,537,651	—	—	$5,537,651
Futures Contracts††	55,590,308	—	—	55,590,308
Centrally Cleared Interest Rate Swaps††	—	$26,588,135	—	26,588,135
Total	$61,127,959	$26,588,135	—	$87,716,094

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the

100	Western Asset Core Bond Fund 2021 Annual Report

difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

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Notes to financial statements (cont’d)

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2021, the total notional value of all credit default swaps to sell protection was $3,769,926,574. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the year ended December 31, 2021, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the

102	Western Asset Core Bond Fund 2021 Annual Report

Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

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Notes to financial statements (cont’d)

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest

104	Western Asset Core Bond Fund 2021 Annual Report

coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(j) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

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Notes to financial statements (cont’d)

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(k) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(l) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse.

106	Western Asset Core Bond Fund 2021 Annual Report

While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of

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Notes to financial statements (cont’d)

net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of

108	Western Asset Core Bond Fund 2021 Annual Report

$1 billion. For their services, LMPFA pays Western Asset and Western Asset London monthly all of the management fee that LMPFA receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 0.82%, 1.65%, 1.42%, 0.85%, 1.15%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the year ended December 31, 2021, fees waived and/or expenses reimbursed amounted to $11,302,560, which included an affiliated money market fund waiver of $223,174.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at December 31, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2022	$47,809	$1,193	$32	$3,282	$414	$9,206,473	$200,383
Expires December 31, 2023	11,018	—	—	—	—	11,068,361	—
Total fee waivers/ expense reimbursements subject to recapture	$58,827	$1,193	$32	$3,282	$414	$20,274,834	$200,383

Western Asset Core Bond Fund 2021 Annual Report	109

Notes to financial statements (cont’d)

For the year ended December 31, 2021, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class IS
LMPFA recaptured	$136,383

Franklin Distributors, LLC (known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of Legg Mason funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended December 31, 2021, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$186,931	—
CDSCs	22,801	$18,194

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the year ended December 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$2,614,948,998	$22,144,926,918
Sales	1,941,471,506	20,936,785,200

110	Western Asset Core Bond Fund 2021 Annual Report

At December 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$20,785,378,679	$553,054,558	$(234,806,840)	$318,247,718
Written options	(6,788,549)	2,064,816	(813,918)	1,250,898
Futures contracts	—	14,396,981	(55,590,308)	(41,193,327)
Swap contracts	94,243,711	91,523,789	(26,588,135)	64,935,654

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2021.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$3,496,766	—	$3,496,766
Futures contracts[3]	14,396,981	—	14,396,981
OTC swap contracts[4]	—	$25,497	25,497
Centrally cleared swap contracts[5]	85,778,177	5,733,302	91,511,479
Total	$103,671,924	$5,758,799	$109,430,723

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$5,537,651
Futures contracts[3]	55,590,308
Centrally cleared swap contracts[5]	26,588,135
Total	$87,716,094

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Core Bond Fund 2021 Annual Report	111

Notes to financial statements (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(48,833,644)	—	$(48,833,644)
Futures contracts	(102,527,873)	—	(102,527,873)
Written options	103,302,375	—	103,302,375
Swap contracts	36,359,635	$85,523,973	121,883,608
Total	$(11,699,507)	$85,523,973	$73,824,466

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(238,431)	—	$(238,431)
Futures contracts	(14,306,638)	—	(14,306,638)
Written options	85,451	—	85,451
Swap contracts	(9,350,392)	$(41,797,751)	(51,148,143)
Total	$(23,810,010)	$(41,797,751)	$(65,607,761)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the year ended December 31, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$2,257,270
Written options	9,069,333
Futures contracts (to buy)	11,912,392,479
Futures contracts (to sell)	8,561,480,394

Average Notional Balance
Interest rate swap contracts	$5,573,622,923
Credit default swap contracts (sell protection)	3,566,984,303

112	Western Asset Core Bond Fund 2021 Annual Report

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of December 31, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Banc of America Securities LLC	$25,497	—	$25,497	—	$25,497

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended December 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$1,791,576	†	$1,118,662
Class C	925,735		93,869
Class C1	7,799		1,572
Class FI	499,792		263,410
Class R	164,102		75,609
Class I	—		15,641,326
Class IS	—		150,913
Total	$3,389,004		$17,345,361

†	Amount shown is exclusive of expense reimbursements. For the year ended December 31, 2021, the service and/or distribution fees reimbursed amounted to $7 for Class A shares.

Western Asset Core Bond Fund 2021 Annual Report	113

Notes to financial statements (cont’d)

For the year ended December 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$18,726
Class C	1,049
Class C1	16
Class FI	2,217
Class R	340
Class I	11,213,180
Class IS	67,032
Total	$11,302,560

6. Distributions to shareholders by class

	Year Ended December 31, 2021	Year Ended December 31, 2020
Net Investment Income:
Class A	$11,898,696	$12,873,232
Class C	877,824	1,109,378
Class C1	12,952	34,490
Class FI	3,351,589	4,632,189
Class R	442,377	492,257
Class I	266,525,179	263,456,209
Class IS	134,140,794	123,366,184
Total	$417,249,411	$405,963,939

Net Realized Gains:
Class A	$2,188,795	$10,132,088
Class C	286,967	1,429,155
Class C1	3,886	24,616
Class FI	611,407	3,089,460
Class R	107,413	457,851
Class I	39,899,651	192,376,073
Class IS	19,878,368	85,656,730
Total	$62,976,487	$293,165,973

114	Western Asset Core Bond Fund 2021 Annual Report

7. Capital shares

At December 31, 2021, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	24,583,525	$326,168,636	30,068,345	$403,629,772
Shares issued on reinvestment	659,538	8,706,982	1,077,637	14,590,498
Shares repurchased	(20,665,092)	(273,786,684)	(19,833,259)	(266,078,928)
Net increase	4,577,971	$61,088,934	11,312,723	$152,141,342

Class C
Shares sold	1,347,568	$17,875,620	3,367,084	$45,507,450
Shares issued on reinvestment	68,462	903,770	141,275	1,915,831
Shares repurchased	(2,220,545)	(29,403,003)	(1,374,615)	(18,521,014)
Net increase (decrease)	(804,515)	$(10,623,613)	2,133,744	$28,902,267

Class C1
Shares sold	662	$9,710	884	$11,913
Shares issued on reinvestment	1,226	16,214	4,261	57,642
Shares repurchased	(72,458)	(967,860)	(90,695)	(1,221,049)
Net decrease	(70,570)	$(941,936)	(85,550)	$(1,151,494)

Class FI
Shares sold	5,203,336	$68,771,243	6,941,103	$93,087,252
Shares issued on reinvestment	289,841	3,828,789	554,564	7,499,766
Shares repurchased	(5,468,349)	(72,410,582)	(10,321,307)	(138,012,112)
Net increase (decrease)	24,828	$189,450	(2,825,640)	$(37,425,094)

Class R
Shares sold	1,197,815	$15,889,103	1,039,095	$13,971,500
Shares issued on reinvestment	40,626	536,897	64,838	879,528
Shares repurchased	(845,892)	(11,208,586)	(833,202)	(11,163,577)
Net increase	392,549	$5,217,414	270,731	$3,687,451

Class I
Shares sold	368,329,264	$4,888,106,359	523,208,410	$7,038,951,771
Shares issued on reinvestment	21,522,412	284,218,822	30,778,755	417,145,582
Shares repurchased	(356,106,513)	(4,704,534,082)	(238,633,327)	(3,175,019,039)
Net increase	33,745,163	$467,791,099	315,353,838	$4,281,078,314

Western Asset Core Bond Fund 2021 Annual Report	115

Notes to financial statements (cont’d)

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount

Class IS
Shares sold	189,355,922	$2,513,273,677	188,114,264	$2,528,674,074
Shares issued on reinvestment	9,175,041	121,299,209	12,540,433	169,965,872
Shares repurchased	(105,273,636)	(1,392,533,054)	(95,105,880)	(1,264,290,026)
Net increase	93,257,327	$1,242,039,832	105,548,817	$1,434,349,920

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the year ended December 31, 2021. The following transactions were effected in such companies for the year ended December 31, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR	$6,269,069	—	—	$6,269,000	6,269,000
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	—	$6,000,000	6,000,000	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	1,125,377,450	6,411,472,599	6,411,472,599	7,536,850,049	7,536,850,049
	$1,131,646,519	$6,417,472,599		$7,543,119,049

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2021
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR	—	$14,099	$(69)	—

116	Western Asset Core Bond Fund 2021 Annual Report

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2021
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	—	$69,496	$2,911	$6,002,911
Western Asset Premier Institutional Government Reserves, Premium Shares	—	79,729	—	—
	—	$163,324	$2,842	$6,002,911

9. Redemption facility

Effective February 5, 2021, the Fund’s redemption facility (the “Redemption Facility”) was terminated and the Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee. Under the Redemption Facility, the Fund had access to the aggregate amount of $485 million prior to February 5, 2021 and the following terms were in effect: the annual commitment fee to maintain the Redemption Facility was 0.15% incurred on the unused portion of the facility and there was an annual upfront fee of 0.06%. The aggregate commitment fees under the Global Credit Facility and Redemption Facility are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility nor the Redemption Facility during the year ended December 31, 2021.

Western Asset Core Bond Fund 2021 Annual Report	117

Notes to financial statements (cont’d)

10. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2021	2020
Distributions paid from:
Ordinary income	$464,117,216	$513,411,140
Long-term Capital Gains	16,108,682	185,718,772
Total distributions paid	$480,225,898	$699,129,912

As of December 31, 2021, the components of distributable earnings (loss) on a tax basis were as follows:
Undistributed ordinary income — net		$17,174,204
Deferred capital losses*		(160,443,820)
Other book/tax temporary differences(a)		(60,743,800)
Unrealized appreciation (depreciation)(b)		343,184,008
Total distributable earnings (loss) — net		$139,170,592

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)

Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and options contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and other book/tax basis adjustments.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s

118	Western Asset Core Bond Fund 2021 Annual Report

investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset Core Bond Fund 2021 Annual Report	119

Report of independent registered public accounting firm

To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset Core Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Core Bond Fund (one of the funds constituting Western Asset Funds, Inc., referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements’’). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

February 22, 2022

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

120	Western Asset Core Bond Fund 2021 Annual Report

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Western Asset Core Bond Fund	121

Statement regarding liquidity risk management program (unaudited) (cont’d)

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

122	Western Asset Core Bond Fund

Additional information (unaudited)

Information about Directors and Officers

The business and affairs of Western Asset Core Bond Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Directors. The business address of each Director is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202.

Information pertaining to the Directors and officers of the Board is set forth below. The Statement of Additional Information includes additional information about Directors and is available, without charge, upon request by calling the Fund at 1-877-6LM-FUND/656-3863.

Independent Directors†

Robert Abeles, Jr.

Year of birth	1945
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Board Member, Great Public Schools Now (since 2018); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; Board Member, Excellent Education Development (since 2012)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	None

Jane F. Dasher

Year of birth	1949
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Director, Visual Kinematics, Inc. (since 2018)

Anita L. DeFrantz

Year of birth	1952
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 1998
Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); Member (since 1986), Member of the Executive Board (since 2013) and Vice President (since 2017) of the International Olympic Committee
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	None

Western Asset Core Bond Fund	123

Additional information (unaudited) (cont’d)

Information about Directors and Officers

Independent Directors† (cont’d)

Susan B. Kerley

Year of birth	1951
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Michael Larson

Year of birth	1959
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[4]
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Republic Services, Inc. (since 2009); Fomento Economico Mexicano, SAB (since 2011); Ecolab Inc. (since 2012); formerly, AutoNation, Inc. (2010 to 2018)

Avedick B. Poladian

Year of birth	1951
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director and Advisor (since 2017) and former Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); formerly, Partner, Arthur Andersen, LLP (1974 to 2002)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Occidental Petroleum Corporation (since 2008); California Resources Corporation (2014 to 2021); and Public Storage (since 2010)

124	Western Asset Core Bond Fund

Independent Directors† (cont’d)

William E.B. Siart

Year of birth	1946
Position(s) with Fund	Director and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997
Principal occupation(s) during the past five years	Chairman of Excellent Education Development (since 2000); formerly, Chairman of Great Public Schools Now (2015 to 2020); Trustee of The Getty Trust (since 2005 to 2017); Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Member of Board of United States Golf Association, Executive Committee Member (since 2017); Trustee, University of Southern California (since 1994)

Jaynie Miller Studenmund

Year of birth	1954
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); Director of CoreLogic, Inc. (information, analytics and business services company) (since 2012); formerly, Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018); Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of Orbitz Worldwide, Inc. (online travel company) (2007 to 2014)

Peter J. Taylor

Year of birth	1958
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	President, ECMC Foundation (nonprofit organization) (since 2014); formerly, Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Director of Pacific Mutual Holding Company[5] (since 2016); Member of the Board of Trustees of California State University system (since 2015); Ralph M. Parson Foundation (since 2015), Kaiser Family Foundation (since 2012), and Edison International (since 2011)

Western Asset Core Bond Fund	125

Additional information (unaudited) (cont’d)

Information about Directors and Officers

Interested Director

Ronald L. Olson[6]

Year of birth	1941
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (law partnership) (since 1968)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Berkshire Hathaway, Inc. (since 1997)

Interested Director and Officer

Jane Trust, CFA[7]

Year of birth	1962
Position(s) with Fund	Director, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 131 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Director[3]	129
Other Directorships held by Director during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

126	Western Asset Core Bond Fund

Additional Officers (cont’d)

Susan Kerr Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Jenna Bailey Franklin Templeton 100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Fund	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Compliance Analyst of Franklin Templeton (since 2020); Identity Theft Prevention Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2015); formerly, Compliance Officer of Legg Mason & Co. (2013 to 2020); Assistant Vice President of Legg Mason & Co. (2011 to 2020)

Marc A. De Oliveira Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Fund	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Western Asset Core Bond Fund	127

Additional information (unaudited) (cont’d)

Information about Directors and Officers

Additional Officers (cont’d)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Fund	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

†	Directors who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Director and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Director became a board member for a fund in the Legg Mason fund complex or the officer took such office.

128	Western Asset Core Bond Fund

[3]

Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same fund complex. Additionally, each board member serves as a Trustee of Western Asset Inflation-Linked Income Fund and Western Asset Inflation-Linked Opportunities & Income Fund, closed-end investment companies that are part of the same fund complex.

[4]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the investments of Mr. Gates and the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from LMPFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

[6]	Mr. Olson is an “interested person” of the Fund, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Western Asset Core Bond Fund	129

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$16,108,682
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$304,627,291
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$46,855,602
Section 163(j) Interest Earned	§163(j)	$475,386,439
Interest Earned from Federal Obligations	Note (1)	$52,006,556

Note (1) — The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

130	Western Asset Core Bond Fund

Western Asset

Core Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

† Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.

# Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

Western Asset Core Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Bank account information, legal documents, and identity verification documentation;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX013138 2/22 SR22-4348

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Mr. Robert Abeles, Jr., possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial expert,” and have designated Mr. Abeles as the Audit Committee’s financial expert. Mr. Abeles is an “independent” Director pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2020 and December 31, 2021 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $205,236 in December 31, 2020 and in $205,236 in December 31, 2021.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2020 and $0 in December 31, 2021.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in December 31, 2020 and $30,000 in December 31, 2021. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate other fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in December 31, 2020 and $0 in December 31, 2021, other than the services reported in paragraphs (a) through (c) for the Item for the Western Asset Funds, Inc.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Western Asset Funds, Inc. requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Western Asset Funds, Inc., the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for December 31, 2020 and December 31, 2021; Tax Fees were 100% and 100% for December 31, 2020 and December 31, 2021; and Other Fees were 100% and 100% for December 31, 2020 and December 31, 2021.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Western Asset Funds, Inc., LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Western Asset Funds, Inc. during the reporting period were $773,011 in December 31, 2020 and $343,489 in December 31, 2021.

(h) Yes. Western Asset Funds, Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Western Asset Funds, Inc. or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

JaynieM. Studenmund

Peter J. Taylor

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: February 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: February 25, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: February 25, 2022